Consolidated Schedule of Investments PIMCO Dynamic Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 32.3%
AAdvantage Loyalty IP Ltd. 7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$9,397	$9,129
Addo and Winterbotham 7.616% due 01/29/2028	GBP	16,500	15,871
AP Core Holdings LLC 8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~		$4,896	4,552
Carnival Corp.
3.975% (EUR006M + 3.750%) due 06/30/2025 ~	EUR	22,619	20,283
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		$8,405	7,418
Casino Guichard-Perrachon SA 4.000% (EUR003M + 4.000%) due 08/31/2025 ~	EUR	3,200	2,602
Cengage Learning, Inc. 7.814% (LIBOR03M + 4.750%) due 07/14/2026 ~		$1,591	1,445
Clear Channel Outdoor Holdings, Inc. 6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~		1,195	1,071
Comexposium
3.375% (EUR003M + 3.250%) due 03/28/2025 «~	EUR	7,874	5,788
3.930% (EUR003M + 4.000%) due 03/28/2026 ~		64,126	52,556
Cromwell EREIT Lux Finco SARL 1.645% (EUR003M + 1.500%) due 11/21/2024 «~		2,000	1,769
Diamond Sports Group LLC 10.695% due 05/26/2026		$16,880	16,290
DirecTV Financing LLC 8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~		3,640	3,400
Encina Private Credit LLC 7.284% (LIBOR01M + 4.466%) due 11/30/2025 «~µ		8,919	8,513
Envision Healthcare Corp.
TBD% due 04/29/2027 µ		9,477	9,321
10.602% due 04/29/2027		52,123	51,263
14.077% due 04/28/2028		120,594	112,152
Exgen Texas Power LLC 9.178% (LIBOR03M + 6.750%) due 10/08/2026 «~		60,819	61,123
Forbes Energy Services LLC
7.000% due 12/31/2022 «		2,629	0
11.000% due 12/30/2022 «		36	0
Frontier Communications Corp. 7.438% (LIBOR03M + 3.750%) due 05/01/2028 ~		7,484	6,993
Galderma 7.424% (LIBOR03M + 3.750%) due 10/01/2026 ~		1	1
Gateway Casinos & Entertainment Ltd.
10.656% due 10/15/2027		89,517	88,230
11.408% due 10/18/2027	CAD	19,579	13,970
Gibson Brands, Inc. 7.939% (LIBOR01M + 5.000%) due 08/11/2028 «~		$3,375	2,733
Hudson River Trading LLC 6.164% due 03/20/2028		1,687	1,533
Instant Brands Holdings, Inc. 7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		3,877	2,660
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		34,480	32,445
KKR Apple Bidco LLC 8.865% (LIBOR01M + 5.750%) due 09/21/2029 ~		1,225	1,178
Kronos Acquisition Holdings, Inc. 8.940% due 12/22/2026		8,238	7,857
Lealand Finance Co. BV 6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~		385	246
Lealand Finance Co. BV (4.115% Cash and 3.000% PIK) 7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(c)		5,675	2,887
LifeMiles Ltd. 8.320% (LIBOR03M + 5.250%) due 08/30/2026 ~		16,479	15,893
McAfee LLC 6.362% due 03/01/2029		5,600	5,123
MPH Acquisition Holdings LLC 7.320% (LIBOR03M + 4.250%) due 09/01/2028 ~		9,925	9,201
Naked Juice LLC 9.653% due 01/24/2030		1,300	1,194
Oi SA TBD% due 02/26/2035 «		3,020	1,057
Poseidon Bidco TBD% due 07/14/2028 «	EUR	51,900	48,321
Preylock Reitman Santa Cruz Mezz LLC 8.318% (LIBOR03M + 5.500%) due 11/09/2022 «~(l)(n)		$37,100	36,925

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Profrac Services LLC 10.007% due 03/04/2025 «		18,040	18,672
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(l)(n)	EUR	35,930	34,520
Project Omni Senior 3.212% (EUR003M + 3.000%) due 09/03/2026 «~(l)(n)		3,735	3,670
Project Quasar Pledgco SLU 3.869% (EUR001M + 3.250%) due 03/15/2026 «~		20,134	19,554
Promotora de Informaciones SA
5.250% (EUR006M + 5.250%) due 12/31/2026 ~		78,496	69,141
5.321% (EUR003M + 5.000%) due 06/30/2026 «~		15,200	14,748
9.000% (EUR006M + 8.000%) due 06/30/2027 ~		24,009	21,060
PUG LLC
6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		$2,435	2,131
7.365% (LIBOR01M + 4.250%) due 02/12/2027 «~		1,485	1,314
Redstone Holdco 2 LP 10.519% (LIBOR03M + 7.750%) due 04/27/2029 ~		2,000	1,601
RegionalCare Hospital Partners Holdings, Inc. 6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~		260	242
Republic of Cote d'lvoire 6.608% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	900	821
Rising Tide Holdings, Inc. 7.865% (LIBOR01M + 4.750%) due 06/01/2028 ~		$17,028	14,619
Royal Caribbean Cruises Ltd. 0.500% (LIBOR03M + 1.300%) due 10/12/2022 «~µ		27,588	27,347
Sasol Ltd. 4.684% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		30,014	29,897
Sequa Mezzanine Holdings LLC 9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~		7,933	7,931
Sierra Hamilton LLC 15.000% due 09/12/2023 «		7	7
Sigma Bidco BV
3.738% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	690	547
6.320% (WIBOR06M + 3.500%) due 07/02/2025 ~	PLN	85,527	12,423
Softbank Vision Fund 5.000% due 12/21/2025 «		$36,743	36,640
Steenbok Lux Finco 2 SARL 10.000% (LIBOR06M + 10.000%) due 12/31/2022 ~	EUR	44,086	23,680
Steenbok Lux Finco 2 SARL (0.225% Cash and 7.875% PIK) 8.100% (EUR006M) due 12/29/2022 ~(c)		14,346	14,258
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(c)		115,951	70,983
Sunseeker International Ltd. 5.550% (LIBOR03M + 5.500%) due 10/31/2028 «~µ		$25,100	24,826
Syniverse Holdings, Inc. 10.553% due 05/13/2027		99,411	86,053
Team Health Holdings, Inc. 5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~		88,182	81,017
Telemar Norte Leste SA
TBD% due 02/26/2035 «		37,301	13,055
1.750% (LIBOR01Y) due 02/26/2035 «~		8,577	3,002
1.750% (LIBOR03M + 1.750%) due 02/26/2035 «~		31,246	10,936
U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~		53,493	38,874
8.615% (LIBOR01M + 5.000%) due 06/26/2026 ~		15,979	11,612
Veritas U.S., Inc. 8.674% (LIBOR03M + 5.000%) due 09/01/2025 ~		4,679	3,740
Viad Corp. 8.115% (LIBOR01M + 5.000%) due 07/30/2028 ~		3,762	3,586
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		22,680	15,465
Windstream Services LLC 9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~		14,275	12,990
WM Morrison Supermarkets PLC 5.071% (EUR002M + 4.750%) due 07/31/2028 ~	EUR	22,200	19,364

Total Loan Participations and Assignments (Cost $1,647,347)			1,413,319

CORPORATE BONDS & NOTES 40.1%
BANKING & FINANCE 11.0%
ADLER Group SA
1.500% due 07/26/2024		600	362
1.875% due 01/14/2026		4,500	2,293
2.250% due 04/27/2027		6,100	3,040
2.250% due 01/14/2029		400	192
2.750% due 11/13/2026		1,500	750
3.250% due 08/05/2025		2,900	1,586
ADLER Real Estate AG
1.875% due 04/27/2023		600	483
2.125% due 02/06/2024		400	308
3.000% due 04/27/2026		1,700	1,166
Ally Financial, Inc. 8.000% due 11/01/2031 (n)		$478	500

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Ambac Assurance Corp. 5.100% due 12/31/2099 (j)(n)		185	190
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029		4,700	3,550
Armor Holdco, Inc. 8.500% due 11/15/2029		5,100	4,078
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	28,732	22,859
2.625% due 04/28/2025		27,530	23,199
3.625% due 09/24/2024		35,346	31,566
5.375% due 01/18/2028 •		29,389	15,437
8.000% due 01/22/2030 •		8,451	4,638
8.500% due 09/10/2030 •		4,762	2,678
10.500% due 07/23/2029		23,185	13,626
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	6,500	1,517
Barclays PLC
7.250% due 03/15/2023 •(j)(k)	GBP	2,055	2,211
7.750% due 09/15/2023 •(j)(k)		$4,800	4,446
BOI Finance BV 7.500% due 02/16/2027	EUR	10,000	8,008
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027		$400	86
4.450% due 08/17/2026		300	77
5.250% due 05/13/2026		200	43
Claveau Re Ltd. 20.497% (T-BILL 3MO + 17.250%) due 07/08/2028 ~(n)		8,500	8,254
Corestate Capital Holding SA 3.500% due 04/15/2023	EUR	1,300	281
Corsair International Ltd.
5.473% due 01/28/2027 •		4,900	4,502
5.823% due 01/28/2029 •		2,100	1,899
Cosaint Re Pte. Ltd. 12.791% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		$600	90
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		200	63
3.125% due 10/22/2025		1,200	389
3.875% due 10/22/2030		800	229
4.800% due 08/06/2030		200	56
6.150% due 09/17/2025		1,000	355
8.000% due 01/27/2024		200	78
Credit Suisse Group AG
6.442% due 08/11/2028 •		750	698
6.537% due 08/12/2033 •(n)		3,900	3,510
7.250% due 09/12/2025 •(j)(k)(n)		660	505
7.500% due 07/17/2023 •(j)(k)		3,200	2,752
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		50	50
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		29	29
Fairfax India Holdings Corp. 5.000% due 02/26/2028		12,350	11,368
FloodSmart Re Ltd.
16.830% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		6,084	1,521
20.580% (T-BILL 3MO + 16.750%) due 03/01/2024 ~(n)		1,737	174
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		1,800	1,177
3.875% due 11/13/2029		1,200	820
4.250% due 11/07/2027		200	152
4.500% due 05/29/2029		1,300	920
4.750% due 04/27/2027		1,200	948
4.950% due 11/07/2047		800	492
Jefferson Capital Holdings LLC 6.000% due 08/15/2026		10,933	9,166
MGM Growth Properties Operating Partnership LP 5.750% due 02/01/2027		100	94
National Health Investors, Inc. 3.000% due 02/01/2031 (n)		200	141
Pinnacol Assurance 8.625% due 06/25/2034 «(l)(n)		36,300	39,401
Preferred Term Securities Ltd. 3.673% (US0003M + 0.380%) due 09/23/2035 ~		65	64
Sanders Re Ltd. 11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		11,610	11,294
Seazen Group Ltd.
4.450% due 07/13/2025		200	74
6.000% due 08/12/2024		200	88
6.150% due 04/15/2023		200	159
Sunac China Holdings Ltd. 7.000% due 07/09/2025 ^(d)		600	87
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (g)(n)		28,416	6,923
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,002	1,121
7.395% due 03/28/2024		4,240	4,738

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Uniti Group LP
6.000% due 01/15/2030		$57,451	36,587
6.500% due 02/15/2029		9,015	6,061
7.875% due 02/15/2025		76,481	74,760
VICI Properties LP 4.500% due 01/15/2028		300	267
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		122,450	100,103

			481,329

INDUSTRIALS 22.7%
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (n)		811	764
Altice Financing SA 5.750% due 08/15/2029		15,830	12,151
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (n)		627	548
3.375% due 11/01/2028		651	543
3.700% due 04/01/2028 (n)		780	666
Arches Buyer, Inc. 4.250% due 06/01/2028 (n)		5,000	3,911
BCP Modular Services Finance PLC 6.125% due 11/30/2028	GBP	1,300	1,134
Bombardier, Inc.
7.125% due 06/15/2026 (n)		$10,000	9,186
British Airways Pass-Through Trust 4.250% due 05/15/2034 (n)		55	49
Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(l)		2,483	2
11.000% due 12/09/2022 ^(d)		5,598	3,247
Carnival Corp. 10.500% due 02/01/2026 (n)		200	198
Carvana Co. 10.250% due 05/01/2030		18,300	12,249
CGG SA
7.750% due 04/01/2027	EUR	38,535	32,187
8.750% due 04/01/2027		$56,461	47,494
Community Health Systems, Inc.
5.250% due 05/15/2030 (n)		3,400	2,375
8.000% due 03/15/2026		4,179	3,625
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(c)		226	181
Coty, Inc. 3.875% due 04/15/2026	EUR	9,600	8,523
CVS Pass-Through Trust 7.507% due 01/10/2032 (n)		$1,818	1,924
Deluxe Corp. 8.000% due 06/01/2029		7,036	5,723
DISH DBS Corp.
5.250% due 12/01/2026		17,440	14,320
5.750% due 12/01/2028		25,200	19,092
Dufry One BV
2.000% due 02/15/2027	EUR	1,837	1,377
3.625% due 04/15/2026	CHF	3,000	2,634
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029		$6,000	3,995
Exela Intermediate LLC 11.500% due 07/15/2026 (n)		697	206
Fertitta Entertainment LLC 6.750% due 01/15/2030 (n)		2,000	1,524
Foodco Bondco SA 6.250% due 05/15/2026	EUR	1,200	861
Frontier Communications Holdings LLC 6.000% due 01/15/2030		$12,612	9,934
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		300	151
8.625% due 04/28/2034		1,081	524
Grifols Escrow Issuer SA 3.875% due 10/15/2028	EUR	8,000	5,822
Guara Norte SARL
5.198% due 06/15/2034 (n)		$374	299
5.198% due 06/15/2034		9,388	7,491
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (c)	EUR	500	405
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		700	529
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$129,139	110,117
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	10,250	9,344
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (c)(n)		$1,900	1,760
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	6,600	5,175

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		$2,600	1,585
5.750% due 07/21/2028		37,128	23,947
MGM China Holdings Ltd.
4.750% due 02/01/2027		1,400	1,091
5.250% due 06/18/2025		1,400	1,174
5.375% due 05/15/2024		200	176
5.875% due 05/15/2026		1,500	1,217
NCL Corp. Ltd. 5.875% due 02/15/2027 (n)		14,122	11,786
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		2,400	1,948
Noble Corp. PLC (11.000% Cash or 15.000% PIK)
11.000% due 02/15/2028 (c)		3,749	4,150
11.000% due 02/15/2028 (c)(n)		1,579	1,747
Norfolk Southern Corp. 4.100% due 05/15/2121 (n)		100	67
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2022 (g)(j)		5,220	9
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029	EUR	2,200	1,585
Petroleos Mexicanos
6.700% due 02/16/2032		$48,448	34,066
6.750% due 09/21/2047		14,280	7,984
Prosus NV
2.031% due 08/03/2032	EUR	500	316
2.085% due 01/19/2030		1,100	776
2.778% due 01/19/2034		900	612
3.832% due 02/08/2051		$25,600	14,256
4.027% due 08/03/2050		7,800	4,361
4.193% due 01/19/2032 (n)		1,500	1,103
4.987% due 01/19/2052 (n)		1,000	651
QVC, Inc. 5.950% due 03/15/2043		3,234	1,926
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	200	56
Sands China Ltd.
4.300% due 01/08/2026 (n)		$200	171
4.875% due 06/18/2030 (n)		400	313
5.625% due 08/08/2025 (n)		200	181
5.900% due 08/08/2028		2,158	1,819
Schenck Process Holding GmbH 6.875% due 06/15/2023	EUR	6,970	6,763
Seagate HDD Cayman 4.091% due 06/01/2029 (n)		$1,000	804
Shelf Drilling North Sea Holdings Ltd. 10.250% due 10/31/2025		8,800	8,692
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029 (n)		318	276
Studio City Co. Ltd. 7.000% due 02/15/2027 (n)		700	586
Studio City Finance Ltd.
5.000% due 01/15/2029		2,800	1,248
6.000% due 07/15/2025		3,200	1,790
6.500% due 01/15/2028 (n)		3,000	1,468
Times Square Hotel Trust 8.528% due 08/01/2026 (n)		2,313	2,302
Topaz Solar Farms LLC
4.875% due 09/30/2039		16,145	14,127
5.750% due 09/30/2039		87,853	81,077
Transocean Pontus Ltd. 6.125% due 08/01/2025 (n)		740	694
Transocean, Inc.
7.500% due 01/15/2026 (n)		389	289
8.000% due 02/01/2027		884	616
U.S. Renal Care, Inc. 10.625% due 07/15/2027		29,568	13,780
United Airlines Pass-Through Trust 3.500% due 09/01/2031 (n)		809	712
United Group BV 4.875% due 07/01/2024	EUR	300	275
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		$7,932	7,823
Vale SA 0.000% due 12/29/2049 «~(j)	BRL	830,470	54,964
Veritas U.S., Inc. 7.500% due 09/01/2025		$21,985	16,869
Viking Cruises Ltd. 13.000% due 05/15/2025		48,033	49,827
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		12,300	9,587
VOC Escrow Ltd. 5.000% due 02/15/2028		7,300	5,953
Wesco Aircraft Holdings, Inc. 8.500% due 11/15/2024		2,265	1,189

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (c)		199,746	181,768
Windstream Escrow LLC 7.750% due 08/15/2028		64,273	53,350
Wynn Las Vegas LLC 5.250% due 05/15/2027 (n)		2,410	2,126
Wynn Macau Ltd.
4.875% due 10/01/2024		600	483
5.125% due 12/15/2029		4,100	2,674
5.500% due 01/15/2026		2,000	1,520
5.500% due 10/01/2027		2,500	1,729
5.625% due 08/26/2028		8,100	5,411
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,325	2,344

			994,429

UTILITIES 6.4%
DTEK Finance PLC (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (c)		46,559	10,359
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023		52,880	50,253
FEL Energy SARL 5.750% due 12/01/2040		16,671	11,445
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	99
NGD Holdings BV 6.750% due 12/31/2026		6,185	2,604
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		4,945	2,831
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(n)		2,603	2,545
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)(n)		24,328	4,774
Oi SA 10.000% due 07/27/2025		63,479	18,797
Pacific Gas & Electric Co.
3.750% due 08/15/2042 (n)		2,842	1,808
3.950% due 12/01/2047 (n)		700	446
4.000% due 12/01/2046		57	36
4.200% due 03/01/2029 (n)		3,800	3,231
4.250% due 03/15/2046 (n)		2,332	1,573
4.300% due 03/15/2045		1,115	743
4.400% due 03/01/2032 (n)		3,300	2,721
4.450% due 04/15/2042		5,473	3,874
4.500% due 07/01/2040		22,912	16,719
4.500% due 12/15/2041 (n)		1,802	1,239
4.550% due 07/01/2030		17,261	14,812
4.600% due 06/15/2043		1,221	864
4.750% due 02/15/2044		57,224	41,105
4.950% due 07/01/2050 (n)		20,454	15,028
5.250% due 03/01/2052 (n)		3,500	2,654
5.450% due 06/15/2027 (n)		700	660
5.900% due 06/15/2032 (n)		600	548
Peru LNG SRL 5.375% due 03/22/2030		42,051	33,239
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	932	972
6.625% due 01/16/2034		11,917	10,700
6.750% due 06/03/2050		$12,134	9,906
6.850% due 06/05/2115 (n)		347	271
PG&E Wildfire Recovery Funding LLC 4.451% due 12/01/2049 (n)		6,950	5,978
Rio Oil Finance Trust 9.250% due 07/06/2024		9,832	9,939
Southern California Edison Co. 4.875% due 03/01/2049		11	9
Transocean Poseidon Ltd. 6.875% due 02/01/2027		910	834

			283,616

Total Corporate Bonds & Notes (Cost $2,274,514)			1,759,374

CONVERTIBLE BONDS & NOTES 1.2%
BANKING & FINANCE 0.2%
Corestate Capital Holding SA 1.375% due 11/28/2022	EUR	9,900	2,280

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

PennyMac Corp. 5.500% due 03/15/2026 (n)	$7,700	6,333

		8,613

INDUSTRIALS 1.0%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 «(c)(n)	33,700	25,123
Transocean, Inc. 4.625% due 09/30/2029	688	584
Vnet Group, Inc. 0.000% due 02/01/2026 (g)	20,600	17,768

		43,475

Total Convertible Bonds & Notes (Cost $70,705)		52,088

MUNICIPAL BONDS & NOTES 1.2%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	165	172
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	480	480

		652

PUERTO RICO 0.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	40,350	20,225
0.000% due 11/01/2051	10,800	3,969
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (g)	2,397	1,325

		25,519

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	355,485	26,819

Total Municipal Bonds & Notes (Cost $63,397)		52,990

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
1.012% due 10/25/2060 ~(a)(n)	24,881	1,634
1.032% due 08/25/2043 ~(a)	22,216	720
1.904% due 10/25/2042 •(n)	1,149	866
2.836% due 07/25/2041 •(a)(n)	2,061	154
2.916% due 08/25/2038 ~(a)	417	27
2.966% due 08/25/2049 ~(a)	190	20
2.966% due 07/25/2059 •(a)(n)	7,250	917
2.986% due 10/25/2040 ~(a)	2,467	126
3.000% due 01/25/2042 (a)(n)	155	11
3.066% due 02/25/2043 •(a)(n)	1,667	164
3.266% due 12/25/2037 •(a)	49	2
3.436% due 09/25/2037 •(a)(n)	349	24
3.500% due 08/25/2032 - 06/25/2050 (a)(n)	18,673	3,724
3.516% due 03/25/2040 ~(a)(n)	2,097	101
3.556% due 12/25/2036 ~(a)(n)	1,460	140
3.566% due 11/25/2036 •(a)	44	3
3.636% due 06/25/2037 ~(a)	164	11
3.896% due 03/25/2038 ~(a)(n)	900	89
3.916% due 02/25/2038 ~(a)(n)	503	56
4.000% due 06/25/2050 (a)(n)	11,087	2,179
4.016% due 06/25/2023 •(a)(n)	63	1
4.500% due 04/25/2042 (a)(n)	692	103
5.000% due 01/25/2048 - 06/25/2050 (a)(n)	5,658	1,269
5.436% due 01/25/2041 •(n)	4,079	3,814
8.834% due 07/25/2029 •	9,180	9,843
Freddie Mac
0.700% due 11/25/2055 ~(a)	265,804	17,335
1.965% due 11/15/2048 •(a)	40,040	1,411
2.079% due 11/25/2045 ~(a)	75,137	6,377
3.000% due 06/25/2050 (a)(n)	12,110	2,483
3.016% due 06/25/2050 •(a)(n)	1,169	122
3.066% due 05/25/2050 •(a)(n)	8,325	960
3.132% due 04/15/2039 •(a)	1,283	145
3.332% due 01/15/2047 ~(a)	289	35
3.382% due 09/15/2042 •(a)(n)	645	42
3.482% due 05/15/2037 ~(a)	936	86
3.500% due 07/25/2050 (a)(n)	26,519	5,535
3.592% due 05/15/2037 ~(a)	76	6
3.652% due 07/15/2036 ~(a)(n)	1,153	103
3.762% due 09/15/2036 •(a)(n)	376	35
3.782% due 05/15/2041 •(a)(n)	776	98

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

3.882% due 04/15/2036 •(a)(n)		301	19
4.000% due 03/15/2027 (a)		155	9
4.000% due 07/25/2050 (a)(n)		20,382	4,592
4.019% due 01/25/2051 •(a)(n)		6,623	997
4.019% due 01/25/2051 ~(a)(n)		2,939	407
4.500% due 06/25/2050 (a)(n)		2,356	433
4.962% due 09/15/2036 •(a)(n)		655	84
5.000% due 05/25/2048 (a)(n)		7,303	1,256
6.858% due 09/15/2041 •(n)		602	492
8.234% due 10/25/2029 •(n)		8,600	9,030
12.084% due 03/25/2029 ~(n)		6,843	6,848
13.584% due 10/25/2028 •		1,483	1,542
13.834% due 03/25/2025 •		5,143	5,140
Ginnie Mae
2.500% due 09/20/2036 (a)		54,228	4,937
3.086% due 12/20/2048 ~(a)(n)		3,320	248
3.106% due 08/20/2042 •(a)(n)		1,536	165
3.236% due 12/20/2040 ~(a)(n)		1,169	72
3.500% due 06/20/2042 (a)(n)		214	42
3.761% due 08/16/2039 ~(a)(n)		107	0

Total U.S. Government Agencies (Cost $106,175)			97,084

NON-AGENCY MORTGAGE-BACKED SECURITIES 37.8%
245 Park Avenue Trust 3.779% due 06/05/2037 ~(n)		3,826	3,030
280 Park Avenue Mortgage Trust 5.532% due 09/15/2034 •		2,500	2,295
Adjustable Rate Mortgage Trust
3.344% due 03/25/2036 •		3,591	2,321
3.384% due 03/25/2037 •		799	849
3.755% due 03/25/2037 ~		1,453	1,289
5.491% due 11/25/2037 ^~		877	648
American Home Mortgage Assets Trust
3.624% due 11/25/2035 •		579	536
3.664% due 08/25/2037 ^•(n)		8,444	7,608
American Home Mortgage Investment Trust
3.624% due 03/25/2037 •		2,644	1,088
3.684% due 09/25/2045 •(n)		2,985	2,655
3.984% due 02/25/2044 •		9,532	8,674
6.600% due 01/25/2037 þ		4,653	934
Anthracite Ltd. 5.678% due 06/20/2041		2,082	62
ASG Resecuritization Trust
2.569% due 01/28/2037 ~(n)		9,778	7,913
6.000% due 06/28/2037 ~		26,184	14,065
Ashford Hospitality Trust 5.918% due 04/15/2035 ~(n)		6,800	6,244
Austin Fairmont Hotel Trust 5.618% due 09/15/2032 ~(n)		5,000	4,628
Avon Finance PLC
0.000% due 09/20/2048 (b)(g)	GBP	28,441	27,727
0.000% due 09/20/2048 ~		10	30,247
5.145% due 09/20/2048 ~		20,316	22,285
5.395% due 09/20/2048 ~		8,126	8,848
BAMLL Commercial Mortgage Securities Trust
4.968% due 03/15/2037 ~(n)		$7,579	7,428
5.068% due 03/15/2037 •(n)		6,728	6,387
Banc of America Alternative Loan Trust
3.444% due 06/25/2037 •		315	236
3.556% due 06/25/2037 ^•(a)		339	31
6.000% due 06/25/2037		113	92
6.000% due 06/25/2046		50	44
6.000% due 07/25/2046 ^		759	638
Banc of America Funding Trust
0.000% due 06/26/2035 ~(n)		1,952	1,757
0.000% due 11/26/2036 ~(n)		27,056	7,266
2.028% due 12/20/2034 ~		486	307
2.745% due 01/25/2035 ~		121	120
2.864% due 08/25/2047 ^~		2,644	2,305
3.131% due 01/20/2047 ^~		91	80
3.223% due 03/20/2036 ^~		1,038	886
3.226% due 12/20/2036 ~		28	27
3.316% due 09/20/2046 ^~		820	788
3.334% due 05/26/2036 ~(n)		5,666	4,755
3.337% due 04/20/2035 ^~		1,137	1,003
3.405% due 10/20/2046 ^~		315	264
3.413% due 04/20/2047 ^•		5,127	4,178
3.504% due 04/25/2037 ^•		1,017	899
3.668% due 02/20/2035 ~(n)		3,554	3,448
3.707% due 09/20/2047 ^~		192	161
3.872% due 09/20/2037 ~		397	293
6.000% due 10/25/2037 ^(n)		2,916	2,220
6.619% due 07/26/2036 ~(n)		9,012	3,194
Banc of America Mortgage Trust
2.122% due 10/20/2046 ^~		126	109

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

2.628% due 01/25/2036 ~	109	102
5.750% due 10/25/2036 ^	679	546
5.750% due 05/25/2037 ^	629	480
6.000% due 10/25/2036 ^	82	67
Bancorp Commercial Mortgage Trust 6.568% due 08/15/2032 ~	4,995	4,960
Bayview Commercial Asset Trust 3.304% due 03/25/2037 •(n)	172	157
BCAP LLC Trust
1.559% due 02/26/2047 ~(n)	12,296	9,875
1.775% due 02/26/2037 ~(n)	9,033	7,773
2.594% due 05/26/2036 ~	4,278	3,427
2.759% due 05/26/2035 •	5,591	4,936
2.975% due 07/26/2045 ~(n)	4,092	3,860
2.977% due 05/26/2037 ~(n)	1,707	1,573
3.035% due 04/26/2037 ~(n)	6,905	5,642
3.186% due 11/26/2035 ~(n)	2,468	2,249
3.220% due 03/26/2037 ~	854	695
3.243% due 07/26/2035 ~	423	331
3.249% due 06/26/2036 ~	2,219	1,906
3.280% due 07/26/2036 ~	421	375
3.307% due 03/27/2037 ~	4,958	4,161
3.308% due 02/26/2036 ~	3,576	2,612
5.500% due 12/26/2035 ~	10,107	6,388
6.000% due 06/26/2037 ~	1,849	1,612
6.000% due 08/26/2037 ~	2,317	1,744
6.000% due 10/26/2037 ~	1,764	1,524
6.539% due 01/26/2036 ~(n)	18,958	4,936
Bear Stearns Adjustable Rate Mortgage Trust
3.335% due 08/25/2047 ^~	179	152
3.695% due 06/25/2047 ^~(n)	1,388	1,283
3.767% due 09/25/2034 ~	38	35
3.842% due 02/25/2036 ^~	331	306
4.021% due 09/25/2034 ~	13	11
4.129% due 10/25/2036 ^~	145	132
Bear Stearns ALT-A Trust
2.994% due 03/25/2036 ~	1,408	873
3.022% due 08/25/2046 ^~(n)	4,303	3,152
3.082% due 11/25/2035 ^~	10,875	7,494
3.121% due 05/25/2035 ~	165	156
3.125% due 09/25/2034 ~	196	190
3.174% due 11/25/2035 ~	32	24
3.191% due 04/25/2035 ~	161	141
3.324% due 04/25/2037 ~	4,617	3,593
3.389% due 05/25/2036 ^~	345	314
3.404% due 06/25/2046 ^•	1,288	1,111
3.411% due 12/25/2046 ^~(n)	3,481	2,108
3.424% due 08/25/2036 ^~	15,336	13,030
3.484% due 02/25/2034 •(n)	2,755	2,503
3.496% due 07/25/2036 ~	54,139	29,215
3.532% due 11/25/2036 ^~	1,739	901
3.558% due 09/25/2035 ^~	7,800	3,464
3.584% due 01/25/2036 ^•	4,310	5,661
3.652% due 08/25/2036 ^~	298	165
4.042% due 07/25/2035 ^~	226	169
4.209% due 01/25/2035 •	995	1,014
4.209% due 03/25/2035 •(n)	5,827	6,697
Bear Stearns Asset-Backed Securities Trust 6.500% due 03/25/2037 þ	8,915	7,411
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	490	490
Beast Mortgage Trust 6.268% due 03/15/2036 •(n)	6,000	5,590
Beneria Cowen & Pritzer Collateral Funding Corp. 6.456% due 06/15/2038 •	11,100	9,732
BMO Mortgage Trust 3.378% due 02/15/2039 ~(n)	7,850	6,340
BX Trust
5.055% due 10/15/2036 •(n)	1,010	932
5.555% due 10/15/2036 ~(n)	7,993	7,333
5.738% due 05/15/2030 ~(n)	5,500	5,112
6.093% due 07/15/2034 ~	11,912	11,752
6.093% due 07/15/2034 ~(n)	3,177	3,134
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	376	341
CD Mortgage Trust 5.688% due 10/15/2048	1,505	1,321
Chase Mortgage Finance Trust
2.923% due 01/25/2036 ^~	3,793	3,285
3.147% due 03/25/2037 ^~	1,077	1,020
6.000% due 03/25/2037 ^	531	292
Citigroup Commercial Mortgage Trust
5.692% due 12/10/2049 ~(n)	9,712	4,798
6.468% due 12/15/2036 ~(n)	8,665	8,125
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 02/25/2029	134	126

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Citigroup Mortgage Loan Trust
2.445% due 03/25/2037 ^~(n)	2,105	1,785
2.490% due 03/25/2036 ^•	101	94
2.524% due 03/25/2037 ^~	179	170
2.605% due 04/25/2037 ^~	374	315
2.834% due 07/25/2036 ^~	1,992	1,250
3.074% due 03/25/2037 ^~	510	488
3.080% due 10/25/2035 ^~(n)	1,232	1,172
3.125% due 08/25/2037 ~	1,871	1,003
3.313% due 02/25/2036 ~(n)	5,611	5,190
3.573% due 08/25/2034 ~(n)	6,115	5,788
3.878% due 09/25/2037 ^~(n)	2,426	2,198
5.500% due 11/25/2035 ^	234	211
5.500% due 12/25/2035	1,918	1,054
6.000% due 07/25/2036 (n)	4,214	2,452
6.500% due 09/25/2036	931	571
Colony Mortgage Capital Ltd. 6.235% due 11/15/2038 ~	14,200	13,230
COLT Mortgage Loan Trust 4.585% due 03/25/2067 ~(n)	4,900	4,188
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(n)	6,007	5,846
Commercial Mortgage Loan Trust 6.673% due 12/10/2049 ~(n)	6,904	1,181
Commercial Mortgage Trust
6.214% due 07/10/2038 ~(n)	4,688	3,282
6.968% due 12/15/2038 •(n)	10,004	9,605
7.818% due 12/15/2038 •(n)	5,000	4,838
8.818% due 12/15/2038 •(n)	3,360	3,231
Connecticut Avenue Securities Trust
5.031% due 12/25/2041 ~(n)	2,600	2,212
7.531% due 03/25/2042 ~	1,400	1,293
7.781% due 12/25/2041 ~	1,200	1,015
8.281% due 10/25/2041 •(n)	3,600	3,125
8.631% due 05/25/2042 •	550	523
11.781% due 03/25/2042 •	3,400	3,290
12.881% due 05/25/2042 •	600	589
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037 ^	5,105	1,148
Countrywide Alternative Loan Trust
0.805% due 12/25/2035 ~(a)	8,393	315
1.729% due 12/25/2035 ~(a)	3,316	215
1.954% due 11/25/2046 •(n)	2,503	2,121
2.414% due 07/20/2035 ^~	5,355	4,445
2.969% due 06/25/2037 ^~	83	71
3.135% due 05/25/2036 ~(n)	2,907	2,596
3.183% due 03/20/2047 ~	439	351
3.334% due 06/25/2037 ^•	559	452
3.424% due 09/25/2035 ~	2,520	1,538
3.434% due 05/25/2036 ^•	1,191	386
3.434% due 08/25/2036 ^•	822	407
3.444% due 05/25/2036 •	8,010	7,355
3.464% due 09/25/2046 ^•	5,837	5,145
3.504% due 08/25/2047 ^~	883	732
3.524% due 05/25/2047 •	5,351	3,004
3.544% due 03/25/2036 •	8,285	8,196
3.584% due 06/25/2037 •	6,056	4,869
3.593% due 11/20/2035 ~	97	88
3.604% due 07/25/2036 ~(n)	8,507	7,016
3.764% due 10/25/2046 ^•	113	89
3.784% due 10/25/2035 ^~	503	348
4.066% due 07/25/2036 •(a)	7,156	1,128
4.544% due 11/25/2035 •	8,404	7,675
5.500% due 11/29/2022	18	15
5.500% due 07/25/2035 ^	715	406
5.500% due 10/25/2035 ^	123	89
5.500% due 11/25/2035 ^	338	220
5.500% due 11/25/2035	1,472	948
5.500% due 12/25/2035 ^	705	399
5.500% due 01/25/2036 ^	66	60
5.500% due 02/25/2036 ^	916	600
5.500% due 02/25/2036	859	630
5.500% due 05/25/2036 (n)	2,771	2,307
5.500% due 05/25/2036 ^	899	749
5.500% due 04/25/2037 ^	1,572	906
5.750% due 01/25/2036	135	81
5.750% due 05/25/2036 ^	147	69
5.750% due 01/25/2037 ^(n)	8,123	4,825
5.750% due 04/25/2037 ^(n)	1,050	891
6.000% due 03/25/2035 ^	292	150
6.000% due 11/25/2035 ^	324	70
6.000% due 04/25/2036	490	250
6.000% due 04/25/2036 ^	186	105
6.000% due 08/25/2036 ^	239	143
6.000% due 11/25/2036 ^	230	141
6.000% due 12/25/2036	153	70

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

6.000% due 01/25/2037 ^		1,564	1,208
6.000% due 02/25/2037 ^		2,159	906
6.000% due 03/25/2037 ^		11,162	4,718
6.000% due 04/25/2037 ^		5,274	2,558
6.000% due 04/25/2037 ^(n)		3,719	1,910
6.000% due 09/25/2037 (n)		7,698	3,028
6.250% due 12/25/2036 ^•		501	237
6.500% due 09/25/2032 ^		74	69
6.500% due 06/25/2036 ^		311	162
6.500% due 11/25/2036		8,335	2,974
11.319% due 07/25/2035 •		64	60
20.496% due 05/25/2037 ^•		660	660
Countrywide Home Loan Mortgage Pass-Through Trust
2.563% due 11/25/2035 ^~		847	738
2.834% due 06/20/2035 ~		19	18
2.957% due 05/20/2036 ^~		868	743
3.035% due 11/20/2035 ~		5,545	4,994
3.388% due 08/20/2035 ^~		31	29
3.472% due 03/25/2037 ^~		680	542
3.642% due 06/25/2047 ^~		1,331	1,306
3.678% due 08/25/2034 ^~		3	3
3.684% due 03/25/2035 •		146	105
3.747% due 09/20/2036 ~		2,603	2,325
3.764% due 03/25/2036 ~		550	309
3.859% due 09/25/2047 ^~		338	278
4.954% due 03/25/2046 ^~		26,450	17,506
5.000% due 11/25/2035 ^		21	12
5.500% due 12/25/2034		53	49
5.500% due 08/25/2035 ^		31	18
5.500% due 11/25/2035 ^		25	15
6.000% due 07/25/2037 ^		144	78
6.000% due 08/25/2037 (n)		3,070	1,581
6.000% due 08/25/2037 ^		1	1
Credit Suisse Commercial Mortgage Trust 5.791% due 01/15/2049 ~(n)		10,300	12,316
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036 ^		245	158
7.500% due 05/25/2032		751	736
Credit Suisse Mortgage Capital Certificates
2.334% due 02/27/2047 ~		33,981	13,550
2.370% due 12/29/2037 ~		2,864	1,943
2.909% due 06/25/2036 ~(n)		3,397	3,281
3.162% due 10/26/2036 ~		10,367	9,736
3.302% due 04/28/2037 ~(n)		2,392	2,275
3.317% due 05/27/2036 ~		2,376	1,817
3.389% due 05/26/2036 ~		4,449	3,703
3.471% due 04/26/2035 ~(n)		7,610	7,093
3.494% due 09/26/2047 ~(n)		17,105	8,939
3.853% due 07/26/2037 ~(n)		5,835	5,166
4.091% due 11/25/2037 •(n)		7,407	6,752
5.750% due 05/26/2037 (n)		12,179	8,143
7.000% due 08/26/2036		14,482	3,617
7.000% due 08/27/2036		2,939	1,351
8.244% due 11/27/2037 ~(n)		8,381	7,125
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.684% due 07/25/2036 ^~		407	59
6.000% due 07/25/2036		1,797	999
6.396% due 04/25/2036 þ(n)		4,796	2,664
6.500% due 05/25/2036 ^		2,721	1,120
Credit Suisse Mortgage Capital Trust
5.718% due 07/15/2038 ~(n)		15,850	14,533
6.118% due 07/15/2032 ~		7,454	6,778
6.500% due 07/26/2036 ^		11,226	2,920
6.718% due 07/15/2038 •(n)		13,700	12,513
DBGS Mortgage Trust 5.968% due 10/15/2036 ~(n)		26,404	24,055
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.234% due 02/25/2047 ~		332	204
5.500% due 12/25/2035 ^		505	431
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
3.384% due 04/25/2037 •(n)		4,271	2,998
6.250% due 07/25/2036 ^~		41	34
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		68	64
DOLP Trust 3.704% due 05/10/2041 ~(n)		20,000	13,664
Downey Savings & Loan Association Mortgage Loan Trust 3.173% due 04/19/2047 ^~		219	239
Dssv SARL 3.000% (EUR003M + 3.000%) due 10/15/2024 «~	EUR	8,183	7,981
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	6	3,389
1.774% due 03/13/2045 ~	EUR	7,067	5,646
3.476% (BP0003M + 1.250%) due 06/13/2045 ~	GBP	15,720	14,995
3.826% due 09/13/2045 •		15,554	15,930
3.976% (BP0003M + 1.750%) due 06/13/2045 ~		9,682	9,128

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

4.476% due 09/13/2045 •		11,113	11,245
5.726% (BP0003M + 3.500%) due 06/13/2045 ~		3,443	3,423
6.076% due 09/13/2045 •		9,266	10,137
Extended Stay America Trust 6.518% due 07/15/2038 ~		$45,619	43,276
Finsbury Square PLC 7.623% due 06/16/2070 •	GBP	1,000	1,113
First Horizon Alternative Mortgage Securities Trust
0.000% due 12/27/2022		$2	0
0.000% due 11/25/2036 ~(a)		761	112
2.898% due 05/25/2036 ^~		514	437
3.320% due 02/25/2036 ~		34	27
3.366% due 11/25/2036 ^~		485	359
3.543% due 08/25/2035 ^~		136	12
6.250% due 11/25/2036 ^		57	22
First Horizon Mortgage Pass-Through Trust
2.847% due 05/25/2037 ^~		2,262	1,016
2.933% due 01/25/2037 ^~		217	142
3.857% due 07/25/2037 ^~		15	10
5.500% due 08/25/2037 ^		213	86
Freddie Mac
5.631% due 09/25/2041 •(n)		6,000	5,167
6.031% due 02/25/2042 ~(n)		16,000	14,678
7.031% due 02/25/2042 ~(n)		5,000	4,509
7.031% due 01/25/2051 •		2,300	1,750
7.081% due 10/25/2050 •		2,500	2,524
7.781% due 01/25/2034 •		2,800	2,082
8.531% due 09/25/2041 ~(n)		6,400	5,067
9.281% due 12/25/2041 •		500	411
9.781% due 10/25/2041 ~(n)		4,900	4,348
10.781% due 02/25/2042 •		2,350	2,088
GC Pastor Hipotecario FTA 1.236% due 06/21/2046 •	EUR	22,176	19,777
GMAC Mortgage Corp. Loan Trust 3.783% due 07/19/2035 ~		$22	19
GreenPoint Mortgage Funding Trust
3.444% due 01/25/2037 ~		556	482
3.484% due 12/25/2046 ^~(n)		2,683	2,468
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~		39,357	38,183
5.418% due 08/15/2032 •		10,621	9,954
5.918% due 08/15/2032 ~		11,668	10,921
GS Mortgage Securities Trust 0.579% due 08/10/2043 ~(a)		1,032	10
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(g)		99	99
0.000% due 07/25/2059 ~(a)		270,446	2,461
3.825% due 07/25/2059 ~(n)		20,073	12,995
GSC Capital Corp. Mortgage Trust 3.444% due 05/25/2036 ^~		1,292	1,218
GSR Mortgage Loan Trust
2.731% due 12/25/2034 ~		7	7
2.889% due 01/25/2036 ^~		317	312
3.534% due 07/25/2037 ^~		234	47
4.119% due 11/25/2035 ~		128	77
6.000% due 09/25/2034		273	261
6.500% due 08/25/2036 ^•		609	236
HarborView Mortgage Loan Trust
2.719% due 06/19/2045 ^~		946	479
3.373% due 02/19/2046 ~		810	674
3.388% due 08/19/2036 ^~		71	63
3.413% due 11/19/2036 ~		1,192	1,013
3.473% due 03/19/2036 ^•		7,517	6,735
3.493% due 01/19/2036 •		4,461	2,794
3.553% due 06/19/2034 •		69	62
3.633% due 01/19/2035 •		117	98
3.968% due 06/20/2035 ~(n)		4,444	4,085
4.343% due 06/20/2035 ~		1,026	930
Harbour PLC
3.775% due 01/28/2054 •	GBP	2,200	2,309
4.275% due 01/28/2054 •		12,153	12,611
HomeBanc Mortgage Trust
2.793% due 04/25/2037 ^~(n)		$2,791	2,537
3.584% due 03/25/2035 ~		91	77
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		2,553	2,185
IM Pastor Fondo de Titluzacion Hipotecaria
1.240% due 03/22/2043 •	EUR	17,041	14,582
1.240% due 03/22/2044 •		784	704
Impac CMB Trust
3.604% due 11/25/2035 ^•		$117	105
3.804% due 10/25/2034 •		78	72
Impac Secured Assets Trust 3.304% due 05/25/2037 ^•		2	2
IndyMac IMSC Mortgage Loan Trust 3.144% due 06/25/2037 ^~(n)		2,814	2,007

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

IndyMac INDA Mortgage Loan Trust
2.827% due 03/25/2037 ~		19	17
3.013% due 12/25/2036 ^~		462	406
IndyMac INDX Mortgage Loan Trust
2.822% due 06/25/2037 ^~		144	120
2.843% due 02/25/2035 ~		213	190
3.003% due 05/25/2037 ^~		1,754	1,441
3.019% due 11/25/2035 ^~(n)		2,519	2,237
3.200% due 11/25/2036 ^~		578	522
3.234% due 06/25/2036 ~		628	582
3.294% due 11/25/2036 ~		114	106
3.334% due 02/25/2037 ~		2,268	1,536
3.484% due 11/25/2046 ~(n)		3,673	3,398
3.544% due 04/25/2035 •		42	38
3.684% due 07/25/2036 •		332	239
3.884% due 08/25/2034 ~		120	103
3.944% due 09/25/2034 ~		193	169
Jackson Park Trust 3.350% due 10/14/2039 ~(n)		3,900	2,678
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,568	1,187
JP Morgan Alternative Loan Trust
2.738% due 11/25/2036 ^~		111	108
2.934% due 05/25/2036 ^~		603	381
2.993% due 06/27/2037 ~		5,171	3,954
3.484% due 06/25/2037 ~		22,998	10,154
5.500% due 11/25/2036 ^~		8	3
6.000% due 12/25/2035 ^		554	412
6.460% due 12/25/2036 ^þ(n)		2,496	2,363
7.000% due 06/27/2037 ~(n)		13,286	6,034
JP Morgan Chase Commercial Mortgage Securities Trust
4.318% due 12/15/2036 •		2,500	2,260
5.494% due 06/12/2041 ~(n)		525	512
6.333% due 11/15/2038 ~(n)		11,300	10,554
8.078% due 11/15/2038 •(n)		19,700	18,675
JP Morgan Mortgage Trust
3.201% due 07/25/2035 ~		27	26
3.262% due 05/25/2036 ^~		206	173
3.373% due 10/25/2036 ~		364	279
3.458% due 06/25/2037 ^~(n)		1,806	1,484
3.646% due 10/25/2036 ^~		14	11
6.000% due 08/25/2037 ^		344	198
JP Morgan Resecuritization Trust
4.238% due 03/21/2037 ~		381	352
6.000% due 09/26/2036 ~		1,151	841
6.500% due 04/26/2036 ~		4,092	1,580
Lansdowne Mortgage Securities PLC
1.353% due 09/16/2048 ~	EUR	6,818	6,097
1.460% due 06/15/2045 •		800	621
Lavender Trust
6.000% due 11/26/2036 (n)		$7,199	6,520
6.250% due 10/26/2036 (n)		3,650	1,990
Lehman Mortgage Trust
5.913% due 04/25/2036 ^~		201	136
6.000% due 08/25/2036 ^		512	425
6.000% due 09/25/2036 ^		339	207
6.000% due 05/25/2037 ^		20	46
6.000% due 01/25/2038 ^		492	467
6.500% due 09/25/2037 ^		3,150	1,184
7.250% due 09/25/2037 ^		31,150	9,794
Lehman XS Trust
3.644% due 07/25/2037 •		22,489	15,280
3.984% due 08/25/2047 ^~		248	220
4.084% due 07/25/2047 •(n)		3,395	2,841
LoanCore Issuer Ltd. 5.450% due 07/15/2035 •(n)		2,705	2,617
LUXE Commercial Mortgage Trust 6.068% due 10/15/2038 •(n)		5,211	4,827
MASTR Adjustable Rate Mortgages Trust
1.844% due 01/25/2047 ^•		58	57
3.375% due 10/25/2034 ~		191	177
3.764% due 05/25/2047 ^•(n)		6,765	5,622
MASTR Alternative Loan Trust
3.434% due 03/25/2036 ~		19,989	1,765
3.484% due 03/25/2036 ^•		26,420	2,377
MBRT 5.617% due 11/15/2036 ~(n)		9,308	8,848
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 ^(n)		2,401	1,897
Merrill Lynch Mortgage Investors Trust
2.611% due 03/25/2036 ^~		6,888	3,894
2.762% due 05/25/2036 ~		1,615	1,523
MFA Trust 4.039% due 04/25/2065 ~(n)		14,456	13,867
Morgan Stanley Capital Trust
5.062% due 12/15/2036 •		18,590	17,436

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

7.013% due 12/15/2023 •(n)		18,000	17,335
7.912% due 12/15/2023 •(n)		19,500	18,819
Morgan Stanley Mortgage Loan Trust
2.920% due 07/25/2035 ^~		615	524
3.153% due 01/25/2035 ^~		189	160
3.394% due 01/25/2035 ~		327	300
3.424% due 05/25/2036 •		149	37
3.651% due 05/25/2036 ^~		1,717	958
5.750% due 12/25/2035 ^		186	136
5.962% due 06/25/2036 ^~		1,847	583
6.000% due 08/25/2037 ^		140	63
Morgan Stanley Re-REMIC Trust
2.212% due 03/26/2037 þ(n)		1,404	1,354
2.312% due 02/26/2037 •		2,236	2,083
3.000% due 06/26/2035 ~(n)		10,890	8,179
3.201% due 07/26/2035 ~(n)		8,290	8,060
4.201% due 09/26/2035 ~(n)		774	738
6.000% due 04/26/2036 (n)		7,665	7,322
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		4,351	4,040
Mortgage Funding PLC 5.925% due 03/13/2046 ~	GBP	1,000	1,052
Natixis Commercial Mortgage Securities Trust
5.818% due 11/15/2034 ~(n)		$8,574	8,119
6.818% due 11/15/2034 •(n)		3,718	3,525
New Residential Mortgage Loan Trust 3.879% due 11/25/2059 ~		8,300	4,758
New York Mortgage Trust
3.558% due 08/25/2061 þ		1,000	895
5.250% due 07/25/2062 «þ(n)		15,185	14,487
Newgate Funding PLC
2.250% due 12/15/2050 ~	EUR	1,189	1,010
2.500% due 12/15/2050 ~		2,270	1,785
Nomura Resecuritization Trust 4.520% due 09/26/2035 ~(n)		$3,968	3,413
NovaStar Mortgage Funding Trust 0.391% due 09/25/2046 •		179	172
PMT Credit Risk Transfer Trust 5.984% due 02/27/2024 •(n)		4,689	4,597
Preston Ridge Partners Mortgage LLC 6.291% due 02/25/2027 þ		1,000	930
PRET LLC 3.967% due 09/25/2051 þ(n)		3,900	3,548
Prime Mortgage Trust
3.434% due 06/25/2036 ^~		1,607	1,133
7.000% due 07/25/2034		58	50
RBSSP Resecuritization Trust
0.000% due 06/26/2037 ~		441	382
2.982% due 07/26/2045 ~(n)		11,157	10,720
3.096% due 05/26/2037 ~		2,993	2,002
4.139% due 09/26/2035 ~		3,586	2,218
6.000% due 03/26/2036 ^~		3,540	2,088
Regal Trust 1.993% due 09/29/2031 ~		1	1
Residential Accredit Loans, Inc. Trust
2.104% due 01/25/2046 ^~(n)		3,095	2,675
3.384% due 02/25/2037 •		342	307
3.444% due 07/25/2036 ^•		7,069	3,212
3.464% due 05/25/2037 •		7,650	6,808
3.504% due 06/25/2037 ~		761	714
5.339% due 01/25/2036 ~		113	108
5.500% due 04/25/2037		47	38
6.000% due 08/25/2035 ^		689	577
6.000% due 12/25/2035 ^		1,431	1,209
6.000% due 06/25/2036		162	132
6.000% due 09/25/2036 ^(n)		3,189	1,532
6.000% due 11/25/2036 ^		1,557	1,264
6.000% due 01/25/2037 ^		238	192
6.250% due 02/25/2037 ^		2,325	1,824
6.500% due 09/25/2037 ^		841	672
7.000% due 10/25/2037 (n)		5,100	4,000
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		406	277
Residential Asset Securitization Trust
5.500% due 07/25/2035		625	394
6.000% due 02/25/2037 ^		166	79
6.000% due 03/25/2037 ^		2,802	1,005
6.000% due 07/25/2037 ^		6,193	2,562
6.250% due 08/25/2037 ^		4,069	1,197
Residential Funding Mortgage Securities, Inc. Trust
5.036% due 07/27/2037 ^~		114	90
5.850% due 11/25/2035 ^		57	55
6.000% due 04/25/2037 ^		436	353
6.000% due 06/25/2037 ^		165	136
RiverView HECM Trust 4.580% due 05/25/2047 •		10,651	10,138

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Seasoned Credit Risk Transfer Trust
3.555% due 11/25/2061 ~(a)		4,499	1,460
4.250% due 11/25/2059 ~(n)		4,530	3,885
4.250% due 09/25/2060		1,500	1,303
4.250% due 03/25/2061 ~		700	562
4.500% due 11/25/2061 ~(n)		3,900	3,119
4.605% due 11/25/2059 ~		6,802	2,615
5.000% due 04/25/2062 ~		3,400	2,693
5.224% due 03/25/2061 ~		500	260
9.715% due 11/25/2060 ~		1,199	910
13.182% due 09/25/2060 ~		1,597	1,167
Sequoia Mortgage Trust
2.896% due 01/20/2038 ^~		85	69
3.733% due 07/20/2036 •		153	19
3.867% due 02/20/2034 ~		182	162
4.147% due 09/20/2032 ~		232	211
4.193% due 10/20/2027 •		310	282
SG Commercial Mortgage Securities Trust 4.660% due 02/15/2041 ~(n)		9,000	7,204
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		500	322
Starwood Mortgage Trust
5.818% due 04/15/2034 ~(n)		9,724	9,025
6.818% due 04/15/2034 •(n)		6,612	6,319
Stratton Hawksmoor PLC
0.000% due 02/25/2053 •	GBP	4,300	4,338
0.000% due 02/25/2053 ~		1,967	2,018
Stratton Mortgage Funding PLC
5.188% due 07/20/2060 •		2,000	2,179
6.101% due 03/12/2052 •		2,500	2,738
Structured Adjustable Rate Mortgage Loan Trust
3.117% due 02/25/2037 ^~(n)		$6,427	4,713
3.361% due 01/25/2036 ^~		587	379
3.430% due 04/25/2047 ~		1,113	589
3.948% due 08/25/2036 ~		2,292	655
Structured Asset Mortgage Investments Trust
3.250% due 02/25/2036 ~		3,123	1,767
3.424% due 03/25/2037 ^•		957	277
3.464% due 07/25/2046 ^•		9,331	7,147
3.504% due 05/25/2036 •		1,042	809
3.504% due 08/25/2036 ^•		1,136	1,062
3.544% due 05/25/2045 •		61	55
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.391% due 01/25/2034 ~		80	77
SunTrust Adjustable Rate Mortgage Loan Trust 2.112% due 02/25/2037 ^~(n)		1,242	1,088
SunTrust Alternative Loan Trust 4.066% due 04/25/2036 ^•(a)		3,994	627
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		208	87
6.500% due 07/25/2036		18,324	4,752
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/28/2050 •	EUR	2,976	2,317
0.412% due 10/28/2050 •		8,536	4,542
Tharaldson Hotel Portfolio Trust 6.123% due 11/11/2034 •(n)		$2,530	2,380
Verus Securitization Trust 5.425% due 07/25/2067 ~(n)		4,300	3,743
VNDO Mortgage Trust 4.033% due 01/10/2035 ~(n)		4,814	3,854
WaMu Mortgage Pass-Through Certificates Trust
1.854% due 06/25/2047 ^~		1,682	1,249
1.902% due 07/25/2047 ^•		393	341
1.914% due 07/25/2047 ~		11,946	9,843
1.984% due 10/25/2046 ^~		226	194
2.152% due 07/25/2046 ~(n)		2,753	2,388
2.333% due 03/25/2033 ~		27	26
2.611% due 11/25/2036 ^~		108	98
2.921% due 03/25/2037 ^~		251	204
3.198% due 06/25/2037 ^~		690	618
3.208% due 02/25/2037 ^~		205	190
3.287% due 03/25/2037 ^~(n)		1,716	1,606
3.391% due 07/25/2037 ^~		1,046	796
3.518% due 07/25/2037 ^~		530	500
3.624% due 07/25/2045 •		104	98
3.682% due 08/25/2036 ^~(n)		1,012	945
3.924% due 06/25/2044 ~		89	83
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	1,623
4.801% (SONIO/N + 2.650%) due 12/21/2049 ~		646	719
5.301% (SONIO/N + 3.150%) due 12/21/2049 ~		646	719
Washington Mutual Mortgage Pass-Through Certificates Trust
1.954% due 10/25/2046 ^•		$271	227
2.074% due 06/25/2046 •(n)		5,755	3,315
3.324% due 01/25/2047 ^~		7,817	7,180
3.684% due 07/25/2036 ^•		3,396	2,252

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

3.725% due 06/25/2033 ~		66	62
5.750% due 11/25/2035 ^		876	807
6.000% due 04/25/2037 ^		1,448	1,233
6.467% due 05/25/2036 ^þ(n)		3,766	3,251
Wells Fargo Alternative Loan Trust
3.589% due 07/25/2037 ^~		1,406	1,249
5.750% due 07/25/2037 ^		196	163
Wells Fargo Mortgage Loan Trust
2.873% due 04/27/2036 ~(n)		3,938	3,577
3.035% due 03/27/2037 ~		3,408	2,276
Wells Fargo Mortgage-Backed Securities Trust
4.166% due 09/25/2036 ^~		5	5
4.363% due 10/25/2036 ^~		6	5
6.000% due 06/25/2037 ^		65	55
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(n)		5,000	3,780

Total Non-Agency Mortgage-Backed Securities (Cost $1,771,213)			1,656,342

ASSET-BACKED SECURITIES 35.3%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ		19,094	18,237
Acacia CDO Ltd. 3.713% due 11/08/2039 •(n)		8,733	2,887
Access Financial Manufactured Housing Contract Trust 7.650% due 11/15/2022		200	3
ACE Securities Corp. Home Equity Loan Trust
3.194% due 12/25/2036 •(n)		21,913	6,473
4.044% due 08/25/2035 ~(n)		5,029	3,585
4.179% due 07/25/2035 ^•(n)		17,938	15,300
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	581
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.184% due 09/25/2034 •		$740	705
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(n)		2,102	1,690
American Money Management Corp. CLO Ltd. 8.543% due 04/14/2029 ~		6,100	5,366
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.681% due 09/25/2032 •		1,148	1,128
4.809% due 05/25/2034 ~		154	148
5.934% due 08/25/2032 •		333	325
Argent Securities Trust
3.234% due 09/25/2036 •(n)		7,811	2,723
3.284% due 06/25/2036 ~		6,670	2,020
3.324% due 04/25/2036 ~		1,058	365
3.384% due 06/25/2036 •		3,755	1,137
3.464% due 03/25/2036 ~(n)		10,457	5,908
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.774% due 11/25/2035 •(n)		29,851	25,176
3.844% due 02/25/2036 •(n)		22,376	17,975
Asset-Backed Funding Certificates Trust
3.234% due 10/25/2036 •		1,646	1,608
3.644% due 10/25/2033 ~(n)		167	158
4.134% due 03/25/2034 ^•		495	473
Banco Bilbao Vizcaya Argentaria 1.750% due 03/22/2046 •	EUR	586	350
Bear Stearns Asset-Backed Securities Trust
1.924% due 09/25/2034 •		$159	153
1.924% due 09/25/2034 ~		54	52
2.808% due 10/25/2036 ~		191	173
3.224% due 12/25/2036 ~		9,898	13,340
3.353% due 07/25/2036 ~		84	83
3.436% due 10/25/2036 ~		2,555	1,563
4.584% due 10/27/2032 •		1	2
4.959% due 12/25/2034 ~(n)		17,601	16,729
6.000% due 12/25/2035 ^		349	236
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	559
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(g)		10,100	11,211
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,090
Carrington Mortgage Loan Trust
3.164% due 03/25/2035 •		643	537
3.504% due 12/26/2036 •(n)		13,201	10,636
Cavendish Square Funding PLC 1.448% due 02/11/2055 •	EUR	649	637
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		$3,390	974
Citigroup Mortgage Loan Trust
3.234% due 12/25/2036 ~(n)		18,113	7,389
3.244% due 12/25/2036 •		11,913	6,736
3.284% due 05/25/2037 •		456	336
3.304% due 12/25/2036 ~(n)		13,271	5,424
3.404% due 09/25/2036 •		11,545	8,691

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

3.784% due 11/25/2046 ~(n)		4,267	3,681
4.672% due 03/25/2036 ^þ		1,513	747
6.352% due 05/25/2036 ^þ		385	147
6.851% due 05/25/2036 ^þ		2,241	854
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	2,000	1,349
Conseco Finance Corp.
6.530% due 02/01/2031 ~		$538	481
7.060% due 02/01/2031 ~		2,338	2,131
7.500% due 03/01/2030 ~		6,427	2,821
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		383	379
7.960% due 05/01/2031		1,463	502
8.060% due 09/01/2029 ~		2,914	700
8.260% due 12/01/2030 ~		4,589	1,350
8.850% due 12/01/2030 ~		5,630	1,294
9.163% due 03/01/2033 ~		9,749	8,550
9.546% due 12/01/2033 ~		6,480	6,110
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	1,599	383
Coronado CDO Ltd.
4.658% due 09/04/2038 •(n)		$24,418	11,753
6.000% due 09/04/2038 (n)		3,869	2,112
Countrywide Asset-Backed Certificates
3.364% due 03/25/2037 •		12,329	11,828
3.474% due 01/25/2046 ^•(n)		35,960	29,526
3.764% due 12/25/2036 ^•		294	222
3.984% due 03/25/2047 ^•		1,046	874
4.184% due 05/25/2047 ^•		5,620	4,306
Countrywide Asset-Backed Certificates Trust
3.284% due 06/25/2037 ^•		18,869	18,890
3.334% due 11/25/2047 ^•		3,440	2,976
3.344% due 12/25/2036 ^~		11,176	10,227
3.404% due 05/25/2036 •		669	776
3.564% due 03/25/2036 ~		17,074	16,098
3.564% due 04/25/2036 ^~		419	356
3.564% due 05/25/2036 ~		4,265	3,527
3.564% due 03/25/2047 ^•(n)		7,655	6,570
3.669% due 04/25/2036 •(n)		8,762	7,367
3.819% due 04/25/2036 ~(n)		15,850	13,063
4.165% due 02/25/2036 ~		3	3
4.508% due 10/25/2032 ^~(n)		5,614	5,422
5.109% due 11/25/2035 •		3,135	2,071
5.859% due 10/25/2046 ^~		675	682
Credit Suisse First Boston Mortgage Securities Corp. 4.134% due 02/25/2031 •		610	567
Credit-Based Asset Servicing & Securitization CBO Corp. 3.408% due 09/06/2041 ~		98,373	1,536
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 ^		2,069	1,749
Diamond Infrastructure Funding LLC 3.475% due 04/15/2049		1,000	823
Duke Funding Ltd. 2.891% due 04/08/2039 •(n)		7,546	703
ECAF Ltd.
3.473% due 06/15/2040		1,230	775
4.947% due 06/15/2040		8,147	5,173
EMC Mortgage Loan Trust 6.459% due 04/25/2042 •		1,691	1,600
Encore Credit Receivables Trust 3.774% due 07/25/2035 ~		421	409
Euromax ABS PLC 0.641% due 11/10/2095 ~	EUR	9,090	8,705
Exeter Automobile Receivables Trust
0.000% due 05/15/2031 «(g)		$22	8,909
0.000% due 08/15/2031 «(g)		24	13,645
0.000% due 07/15/2033 «(g)		27	41,797
0.000% due 12/15/2033 «(g)		25	15,571
FAB UK Ltd. 0.000% due 12/06/2045 ~	GBP	13,222	4,021
Fieldstone Mortgage Investment Trust 3.424% due 07/25/2036 ~		$4,381	2,355
First Franklin Mortgage Loan Trust
3.654% due 02/25/2036 •(n)		5,500	5,006
4.029% due 09/25/2035 •(n)		5,831	5,279
4.059% due 05/25/2036 •(n)		13,730	12,211
Flagship Credit Auto Trust
0.000% due 12/15/2027 «(g)		9	1,063
0.000% due 06/15/2029 «(g)		3	1,597
FREED ABS Trust 0.000% due 09/20/2027 «(g)		10	1,782
Fremont Home Loan Trust
3.234% due 01/25/2037 •		2,962	1,367
3.564% due 02/25/2037 •		1,170	445
Glacier Funding CDO Ltd. 3.077% due 08/04/2035 •		31,325	4,356

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

GMAC Mortgage Corp. Home Equity Loan Trust 6.749% due 12/25/2037 þ	788	800
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~	6,093	5,249
GSAMP Trust
3.144% due 01/25/2037 ~	2,738	1,709
3.174% due 01/25/2037 •	817	510
3.224% due 12/25/2036 •	843	471
3.284% due 11/25/2036 •	3,519	1,755
3.334% due 12/25/2036 ~	3,936	2,058
3.404% due 04/25/2036 ~	459	309
3.624% due 04/25/2036 ~(n)	16,382	11,087
4.734% due 10/25/2034 ~	109	103
4.959% due 06/25/2034 •(n)	1,253	1,219
Hillcrest CDO Ltd. 2.028% due 12/10/2039 ~	33,159	7,237
Home Equity Mortgage Loan Asset-Backed Trust
3.244% due 11/25/2036 ~(n)	3,558	3,074
3.324% due 04/25/2037 •(n)	18,196	12,603
3.404% due 04/25/2037 •	2,876	2,508
Hout Bay Corp.
1.370% due 07/05/2041 ~	109,426	18,508
1.570% due 07/05/2041 •	4,871	592
1.700% due 07/05/2041 ~	1,690	2
HSI Asset Securitization Corp. Trust
3.224% due 12/25/2036 •	9,254	8,187
3.274% due 01/25/2037 ~(n)	30,186	22,380
3.304% due 12/25/2036 •(n)	20,402	5,709
3.404% due 10/25/2036 •	6,765	2,977
3.424% due 12/25/2036 •	12,497	3,461
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 5.631% due 12/25/2031 ^þ	467	177
IXIS Real Estate Capital Trust 4.059% due 09/25/2035 ^•(n)	3,285	3,173
JP Morgan Mortgage Acquisition Trust
3.244% due 08/25/2036 •	6	3
3.274% due 03/25/2047 •	373	370
3.384% due 07/25/2036 •	1,358	676
3.404% due 07/25/2036 ^~	1,015	322
5.462% due 09/25/2029 ^þ	2,746	1,809
5.888% due 10/25/2036 ^þ(n)	7,524	4,955
KGS-Alpha SBA COOF Trust 1.044% due 04/25/2038 «~(a)	1,084	23
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (n)	3,525	2,767
Lehman ABS Mortgage Loan Trust 3.174% due 06/25/2037 •	3,572	2,546
Lehman XS Trust
4.413% due 05/25/2037 ^~(n)	7,281	6,042
6.670% due 06/24/2046 þ	449	462
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(g)	1,400	813
0.000% due 04/15/2028 «(g)	1,700	1,212
Long Beach Mortgage Loan Trust
3.464% due 02/25/2036 •	43,449	37,526
3.624% due 05/25/2046 •	8,279	2,931
3.789% due 11/25/2035 ~	56,092	51,515
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~	5,600	2,697
Margate Funding Ltd. 0.852% due 12/04/2044 •	17,556	6,176
Marlette Funding Trust
0.000% due 07/16/2029 «(g)	16	1,260
0.000% due 09/17/2029 «(g)	35	2,877
0.000% due 03/15/2030 «(g)	33	1,910
0.000% due 09/16/2030 «(g)	9	795
MASTR Asset-Backed Securities Trust
3.304% due 08/25/2036 •	2,855	1,212
3.384% due 03/25/2036 •(n)	5,533	3,954
3.424% due 06/25/2036 •(n)	4,314	3,865
3.444% due 02/25/2036 ~(n)	6,397	2,737
3.564% due 06/25/2036 ~	2,725	1,142
3.624% due 12/25/2035 •	15,138	12,460
3.654% due 01/25/2036 ~	210	205
Mid-State Trust 6.742% due 10/15/2040	3,144	3,068
Morgan Stanley ABS Capital, Inc. Trust
3.154% due 10/25/2036 •	1,462	725
3.184% due 11/25/2036 •	1,253	780
3.204% due 09/25/2036 •	3,318	1,303
3.224% due 10/25/2036 •(n)	7,602	3,770
3.234% due 11/25/2036 •(n)	13,660	8,508
3.304% due 10/25/2036 •	3,663	1,817
3.384% due 06/25/2036 •	5,359	3,156
3.384% due 09/25/2036 ~	6,667	2,629
3.414% due 02/25/2037 ~	4,700	2,637

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

4.119% due 01/25/2035 •(n)		6,376	5,292
5.034% due 05/25/2034 ~		587	579
Morgan Stanley Capital, Inc. Trust 3.444% due 03/25/2036 ~		11	9
Morgan Stanley Home Equity Loan Trust 3.314% due 04/25/2037 ~(n)		22,973	13,156
National Collegiate Commutation Trust
0.000% due 03/25/2038 •		83,175	26,361
0.000% due 03/25/2038 ~		52,025	15,000
New Century Home Equity Loan Trust 6.084% due 01/25/2033 ^~		271	231
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.364% due 07/25/2036 ~(n)		3,500	2,921
3.414% due 10/25/2036 ^•		4,306	1,001
NovaStar Mortgage Funding Trust 3.424% due 11/25/2036 ~		1,108	391
Oakwood Mortgage Investors, Inc.
3.048% due 06/15/2032 ~		2	2
7.840% due 11/15/2029 ~		1,428	1,467
8.490% due 10/15/2030 ^		1,173	1,091
OCP CLO Ltd. 0.000% due 07/20/2032 ~		11	4,693
Option One Mortgage Loan Trust
3.214% due 07/25/2037 ~		12,461	8,124
3.224% due 01/25/2037 •		284	198
3.224% due 01/25/2037 ~(n)		8,270	5,121
3.304% due 01/25/2037 ~		1,687	1,044
3.334% due 03/25/2037 •		510	270
3.414% due 04/25/2037 ~		2,071	1,043
5.662% due 01/25/2037 ^þ		2	2
Orient Point CDO Ltd. 2.563% due 10/03/2045 •		395,222	136,606
Ownit Mortgage Loan Trust 3.077% due 10/25/2035 þ		1,661	974
Palisades CDO Ltd. 3.709% due 07/22/2039 •(n)		6,700	3,113
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.959% due 10/25/2034 •		1,161	1,101
5.109% due 12/25/2034 •		25,974	23,607
PRET LLC
3.721% due 07/25/2051 þ		1,200	1,052
3.844% due 07/25/2051 þ		2,900	2,621
6.170% due 07/25/2051 þ		2,100	1,946
7.870% due 06/25/2052 þ		3,500	3,418
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(n)		861	591
RAAC Trust 5.709% due 05/25/2046 •(n)		17,151	15,193
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		3,152	990
Residential Asset Mortgage Products Trust
3.584% due 04/25/2034 •(n)		1,673	1,621
3.664% due 04/25/2034 •		720	699
4.134% due 04/25/2034 ^•		1,041	925
4.164% due 02/25/2035 ~		13	13
4.209% due 08/25/2033 ~		462	448
4.404% due 04/25/2034 ^•		1,738	1,529
Residential Asset Securities Corp. Trust
3.344% due 11/25/2036 •		5,004	4,562
3.424% due 10/25/2036 •(n)		3,990	3,742
3.564% due 08/25/2036 •(n)		10,465	9,210
3.579% due 04/25/2036 •(n)		5,970	5,146
3.744% due 12/25/2035 ~(n)		7,816	6,925
Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~		11,667	6,330
0.000% due 10/20/2030 ~		4,967	2,707
0.000% due 10/20/2031 ~		4,967	2,677
0.000% due 04/20/2034 ~		22,000	14,041
Saxon Asset Securities Trust
1.755% due 11/25/2035 •(n)		5,547	3,385
2.019% due 03/25/2035 •		5,306	2,996
Securitized Asset-Backed Receivables LLC Trust
3.314% due 02/25/2037 ^•		234	110
3.364% due 07/25/2036 •		13,650	12,020
3.404% due 07/25/2036 ~		2,257	886
3.584% due 05/25/2036 ~(n)		16,080	9,119
3.684% due 11/25/2035 ~(n)		11,187	9,233
3.744% due 08/25/2035 ^•(n)		1,723	1,295
3.759% due 01/25/2035 ~		7	6
Segovia European CLO DAC 0.000% due 04/15/2035 ~	EUR	1,400	569
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		$36	19,845
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		31	10,365

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

SMB Private Education Loan Trust
0.000% due 10/15/2048 «(g)		8	3,257
0.000% due 09/15/2054 «(g)		63,810	88,797
0.000% due 11/16/2054 «(g)		5	6,137
0.000% due 02/16/2055 «(g)		9	17,534
5.950% due 02/16/2055 (n)		11,206	10,496
SoFi Professional Loan Program LLC 0.000% due 01/25/2039 «(g)		33,000	2,845
0.000% due 05/25/2040 (g)		31,475	4,187
0.000% due 07/25/2040 «(g)		157	2,047
0.000% due 09/25/2040 «(g)		14,219	2,180
Soloso CDO Ltd. 2.668% due 10/07/2037 •		17,418	14,980
Soundview Home Loan Trust
3.234% due 06/25/2037 •		2,382	1,713
3.264% due 02/25/2037 ~		7,213	2,063
3.344% due 02/25/2037 •		8,372	2,422
3.364% due 06/25/2037 ~(n)		5,887	4,232
4.034% due 10/25/2037 •(n)		4,501	3,396
4.184% due 09/25/2037 •		1,795	1,521
South Coast Funding Ltd.
0.476% due 01/06/2041 •(n)		9,988	1,989
0.476% due 01/06/2041 ~		158,633	31,588
0.476% due 01/06/2041 •		48	9
Specialty Underwriting & Residential Finance Trust
3.384% due 06/25/2037 ~		3,122	1,625
3.434% due 03/25/2037 •		306	194
3.573% due 02/25/2037 ^þ		2,599	1,076
Start Ltd. 4.089% due 03/15/2044		698	620
Structured Asset Securities Corp. 9.084% due 05/25/2032 ^•(n)		5,439	4,498
Structured Asset Securities Corp. Mortgage Loan Trust 3.534% due 06/25/2035 •		35	35
Symphony CLO Ltd. 7.083% due 07/14/2026 ~		15,100	13,929
Taberna Preferred Funding Ltd.
3.172% due 05/05/2038 ~(n)		2,613	2,483
3.172% due 05/05/2038 •(n)		794	755
3.182% due 02/05/2037 •		15,530	13,939
3.212% due 08/05/2036 ~		3,078	2,739
3.212% due 08/05/2036 ^•		12,382	11,020
Talon Funding Ltd. 3.634% due 06/05/2035 •		676	109
Tropic CDO Ltd. 2.832% due 07/15/2036 •		3,452	3,275
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~		413	385
Verde CDO Ltd. 2.523% due 10/05/2045 •		240,688	58,356

Total Asset-Backed Securities (Cost $1,942,033)			1,548,000

SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		36,860	6,555
1.000% due 07/09/2029 (n)		5,302	1,035
1.400% due 03/25/2023	ARS	663,981	2,438
1.450% due 08/13/2023		975,046	3,499
1.500% due 07/09/2035 þ(n)		$1,112	205
1.500% due 07/09/2035 þ		35,144	6,597
1.500% due 07/09/2046 þ		230	43
3.500% due 07/09/2041 þ		20,323	4,380
3.875% due 01/09/2038 þ		93,277	22,080
15.500% due 10/17/2026	ARS	555,410	464
47.331% (BADLARPP) due 10/04/2022 ~		1,476	1
Autonomous City of Buenos Aires 69.817% (BADLARPP + 3.750%) due 02/22/2028 ~		155,766	533
Ecuador Government International Bond 5.500% due 07/31/2030 þ		$2,960	1,408
Ghana Government International Bond
6.375% due 02/11/2027 (n)		4,477	1,806
7.875% due 02/11/2035		5,412	2,031
8.750% due 03/11/2061 (n)		1,500	559
Nigeria Government International Bond 8.250% due 09/28/2051 (n)		7,300	4,131
Peru Government International Bond
5.350% due 08/12/2040	PEN	149	25
5.400% due 08/12/2034		1	0
5.940% due 02/12/2029		1,656	365
6.150% due 08/12/2032		247	52
6.350% due 08/12/2028 (n)		2,168	498
6.350% due 08/12/2028		922	212
6.900% due 08/12/2037		15	3
6.950% due 08/12/2031		12	3
8.200% due 08/12/2026 (n)		1,740	454

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

8.200% due 08/12/2026		250	65
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	2,284,867	7,617
Romania Government International Bond
2.125% due 03/07/2028	EUR	20,200	15,336
2.625% due 12/02/2040		8,600	4,326
2.750% due 04/14/2041		2,500	1,259
2.875% due 04/13/2042		8,600	4,355
3.750% due 02/07/2034		2,330	1,584
Russia Government International Bond
5.100% due 03/28/2035 ^(d)		$600	260
5.625% due 04/04/2042 ^(d)		10,200	5,610
5.875% due 09/16/2043 ^(d)		200	110
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		1,400	1,370
Ukraine Government International Bond
4.375% due 01/27/2032 ^(d)	EUR	10,155	1,906
6.876% due 05/21/2031 ^(d)		$13,000	2,438
Venezuela Government International Bond
8.250% due 10/13/2024 ^(d)		136	10
9.250% due 09/15/2027 ^(d)		734	59

Total Sovereign Issues (Cost $240,934)			105,682

		SHARES
COMMON STOCKS 2.4%
COMMUNICATION SERVICES 0.5%
Clear Channel Outdoor Holdings, Inc. (e)		4,853,248	6,649
iHeartMedia, Inc. 'A' (e)		2,021,190	14,815

			21,464

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)		2	0
Desarrolladora Homex SAB de CV (e)		719,113	1
Urbi Desarrollos Urbanos SAB de CV (e)		4,776	2

			3

ENERGY 0.1%
Axis Energy Services 'A' «(e)(l)		17,105	640
Constellation Oil 'B' «(e)(l)		252,651	27
Noble Corp. PLC (e)		193,054	5,711

			6,378

FINANCIALS 1.1%
Credit Suisse Group AG		277,457	1,118
Intelsat SA «(e)(l)		1,751,422	49,040

			50,158

INDUSTRIALS 0.4%
Mcdermott International Ltd. (e)		584,497	263
Syniverse Holdings, Inc. «(e)(l)		15,325,103	14,649
Voyager Aviation Holdings LLC «(e)		16,278	0
Westmoreland Mining Holdings «(e)(l)		240,900	1,325

			16,237

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)		59,964	0

UTILITIES 0.3%
TexGen Power LLC «		450,094	12,603

Total Common Stocks (Cost $241,099)			106,843

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(e)		188,308	800

Total Rights (Cost $0)			800

WARRANTS 1.2%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «		288	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Intelsat Emergence SA - Exp. 02/17/2027 «		13,833	47
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		182,955	915

			962

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		2,809,304	526

INFORMATION TECHNOLOGY 1.2%
Windstream Holdings LLC - Exp. 9/21/2055 «		3,155,914	50,085

Total Warrants (Cost $68,646)			51,573

PREFERRED SECURITIES 7.5%
BANKING & FINANCE 3.1%
AGFC Capital Trust 4.262% (US0003M + 1.750%) due 01/15/2067 ~		35,500,000	18,925
American AgCredit Corp. 5.250% due 06/15/2026 •(j)		10,000,000	9,009
Capital Farm Credit ACA 5.000% due 03/15/2026 •(j)(n)		4,300,000	3,749
Compeer Financial ACA 4.875% due 08/15/2026 •(j)(n)		1,900,000	1,856
Nationwide Building Society 10.250% ~		113,976	14,914
OCP CLO Ltd. 0.000% due 04/26/2028 (g)		2,600	1,622
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)		93,550,000	84,355

			134,430

INDUSTRIALS 3.6%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(j)		2,372,000	2,231
Sequa Corp. (15.000% PIK) 15.000% «(c)		93,778	125,602
Voyager Aviation Holdings LLC 9.500% «		97,668	30,582

			158,415

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 01/20/2023 «(j)(l)		1,336,067	34,004

Total Preferred Securities (Cost $312,918)			326,849

REAL ESTATE INVESTMENT TRUSTS 0.8%
REAL ESTATE 0.8%
CBL & Associates Properties, Inc.		17,153	439
Uniti Group, Inc.		2,146,174	14,916
VICI Properties, Inc.		711,293	21,232

Total Real Estate Investment Trusts (Cost $22,480)			36,587

SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS (m) 5.5%			240,400

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
0.754% due 05/19/2023 (g)(h)(i)	ARS	260,678	943

U.S. TREASURY BILLS 1.3%
2.462% due 10/06/2022 - 11/01/2022 (f)(g)(n)(q)		$56,320	56,251

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $297,564)		297,594

Total Investments in Securities (Cost $9,059,025)		7,505,125

	SHARES
INVESTMENTS IN AFFILIATES 2.5%
COMMON STOCKS 2.5%
AFFILIATED INVESTMENTS 2.5%
Neiman Marcus Group Ltd. LLC «(e)(l)(n)	602,840	109,137
Sierra Hamilton Holder LLC «(e)(l)(n)	30,337,712	3

		109,140

Total Common Stocks (Cost $27,066)		109,140

Total Investments in Affiliates (Cost $27,066)		109,140

Total Investments 173.7% (Cost $9,086,091)		$7,614,265
Financial Derivative Instruments (o)(p) 0.3%(Cost or Premiums, net $(30,981))		14,797
Other Assets and Liabilities, net (74.0)%		(3,244,941)

Net Assets 100.0%		$4,384,121

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 01/20/2023	09/24/2020	$36,138	$34,004	0.78%
Axis Energy Services 'A'	07/01/2021	252	640	0.01
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	10	2	0.00
Constellation Oil 'B'	06/10/2022	27	27	0.00
Intelsat SA	06/19/2017 - 02/23/2022	114,056	49,040	1.12
Neiman Marcus Group Ltd. LLC	09/25/2020	19,376	109,137	2.49
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	36,300	39,401	0.90
Preylock Reitman Santa Cruz Mezz LLC 8.318% due 11/09/2022	04/09/2018	37,127	36,925	0.85
Project Anfora Senior 2.750% due 10/01/2026	09/30/2019	39,099	34,520	0.79
Project Omni Senior 3.212% due 09/03/2026	09/26/2019	4,076	3,670	0.08
Sierra Hamilton Holder LLC	07/31/2017	7,690	3	0.00
Syniverse Holdings, Inc.	05/12/2022	15,019	14,649	0.33
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	7,008	1,325	0.03

$316,178	$323,343	7.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.930%	09/30/2022	10/03/2022	$240,400	U.S. Treasury Notes 1.250% due 06/30/2028	$(245,208)	$240,400	$240,459

Total Repurchase Agreements	$(245,208)	$240,400	$240,459

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY	2.980%	07/08/2022	10/06/2022	$(42,157)	$(42,460)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

	3.662	08/16/2022	11/16/2022		(99,333)	(99,818)
	4.200	09/09/2022	01/09/2023		(37,693)	(37,798)
	4.300	09/06/2022	03/09/2023		(51,262)	(51,427)
	4.688	10/03/2022	02/03/2023		(15,462)	(15,462)
BOM	3.050	08/01/2022	11/03/2022		(7,852)	(7,894)
	4.000	09/08/2022	03/07/2023		(4,065)	(4,076)
BOS	0.750	09/27/2022	10/05/2022		(5,850)	(5,851)
	3.150	09/23/2022	10/05/2022		(237)	(237)
	3.350	08/03/2022	11/01/2022		(16,875)	(16,971)
	3.760	09/12/2022	01/10/2023		(18,393)	(18,434)
	3.880	09/19/2022	01/13/2023		(5,999)	(6,006)
	3.930	07/28/2022	10/28/2022		(8,741)	(8,781)
	3.930	09/27/2022	01/26/2023		(5,477)	(5,480)
BPS	(4.250)	09/14/2022	TBD(3)	EUR	(2,069)	(2,023)
	(2.750)	09/14/2022	TBD(3)		(1,486)	(1,455)
	(1.750)	09/26/2022	TBD(3)		$(994)	(994)
	0.270	07/19/2022	10/18/2022	EUR	(762)	(747)
	0.520	07/28/2022	10/28/2022		(10,464)	(10,265)
	0.550	08/04/2022	11/04/2022		(3,609)	(3,540)
	0.650	08/25/2022	11/24/2022		(1,387)	(1,360)
	0.900	09/14/2022	TBD(3)		(4,187)	(4,105)
	0.950	09/14/2022	TBD(3)		(2,134)	(2,093)
	1.650	04/12/2022	10/14/2022		$(337)	(340)
	1.650	04/29/2022	10/14/2022		(92)	(93)
	1.690	04/18/2022	10/17/2022		(20,940)	(21,106)
	1.990	04/27/2022	10/27/2022		(33,594)	(33,889)
	2.040	04/29/2022	10/31/2022		(14,047)	(14,172)
	2.150	05/19/2022	TBD(3)	GBP	(942)	(1,057)
	2.330	08/03/2022	11/02/2022		(8,295)	(9,299)
	2.450	06/09/2022	12/09/2022		$(255)	(257)
	2.760	06/02/2022	12/02/2022		(18,568)	(18,743)
	2.810	06/03/2022	12/02/2022		(38,176)	(38,540)
	2.910	06/10/2022	12/09/2022		(39,306)	(39,672)
	2.990	07/14/2022	10/14/2022		(8,428)	(8,484)
	3.090	08/09/2022	11/10/2022		(1,167)	(1,173)
	3.110	07/07/2022	10/11/2022		(11,658)	(11,747)
	3.200	09/27/2022	10/27/2022		(653)	(653)
	3.350	09/26/2022	10/27/2022		(2,705)	(2,707)
	3.480	09/16/2022	10/17/2022		(2,634)	(2,638)
	3.530	09/16/2022	10/17/2022		(4,411)	(4,418)
	3.538	08/01/2022	11/01/2022		(2,739)	(2,756)
	3.550	08/02/2022	02/02/2023		(2,528)	(2,544)
	3.550	09/16/2022	02/02/2023		(1,751)	(1,754)
	3.550	10/03/2022	02/02/2023		(1,737)	(1,737)
	3.580	09/19/2022	10/19/2022		(2,001)	(2,004)
	3.590	08/12/2022	02/13/2023		(119)	(120)
	3.610	08/03/2022	02/03/2023		(19,412)	(19,531)
	3.640	08/12/2022	02/13/2023		(40,965)	(41,180)
	3.760	08/12/2022	02/13/2023		(1,487)	(1,495)
	3.760	09/13/2022	02/13/2023		(9,505)	(9,525)
	3.760	10/03/2022	02/13/2023		(1,341)	(1,341)
	3.810	08/31/2022	03/01/2023		(2,359)	(2,367)
	3.935	09/01/2022	03/01/2023		(13,089)	(13,135)
	3.980	06/23/2022	12/19/2022		(4,877)	(4,911)
	3.980	08/15/2022	02/15/2023		(12,048)	(12,102)
	4.030	09/08/2022	01/06/2023		(68,362)	(68,521)
	4.030	09/09/2022	01/06/2023		(3,321)	(3,328)
	4.184	08/24/2022	02/24/2023		(8,119)	(8,157)
	4.206	08/24/2022	02/27/2023		(23,861)	(23,972)
	4.560	09/16/2022	03/16/2023		(23,859)	(23,911)
	4.600	09/22/2022	03/23/2023		(1,723)	(1,726)
	4.620	09/23/2022	03/23/2023		(16,513)	(16,534)
BRC	(4.250)	09/21/2022	TBD(3)	EUR	(3,239)	(3,170)
	0.650	09/21/2022	TBD(3)		(1,796)	(1,761)
	0.830	09/20/2022	TBD(3)		(8,064)	(7,905)
	2.120	07/25/2022	10/25/2022	GBP	(224)	(251)
	2.120	07/27/2022	10/28/2022		(716)	(803)
	2.350	09/23/2022	TBD(3)		$(379)	(380)
	2.750	07/06/2022	10/13/2022		(492)	(495)
	2.800	09/23/2022	TBD(3)		(426)	(426)
	2.950	09/23/2022	TBD(3)		(623)	(623)
	3.057	07/07/2022	10/14/2022		(20,010)	(20,159)
	3.350	09/06/2022	10/05/2022		(8,543)	(8,564)
	3.350	09/23/2022	TBD(3)		(1,322)	(1,324)
	3.380	09/16/2022	10/18/2022		(8,434)	(8,447)
	3.400	09/23/2022	TBD(3)		(6,837)	(6,844)
	3.450	07/25/2022	10/25/2022		(267)	(269)
	3.490	08/01/2022	11/01/2022		(14,756)	(14,846)
	3.490	08/02/2022	11/02/2022		(32,078)	(32,271)
	3.500	09/23/2022	TBD(3)		(2,043)	(2,045)
	3.530	09/07/2022	10/11/2022		(30,850)	(30,928)
	3.540	08/01/2022	11/01/2022		(82,176)	(82,685)
	3.540	08/02/2022	11/02/2022		(3,691)	(3,714)
	3.543	08/04/2022	11/07/2022		(1,793)	(1,804)
	3.570	08/31/2022	10/31/2022		(14,812)	(14,861)
	3.600	09/14/2022	10/14/2022		(2,712)	(2,717)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

	3.660	08/15/2022	11/15/2022		(34,204)	(34,375)
	3.661	08/12/2022	11/14/2022		(13,224)	(13,294)
	3.688	08/08/2022	11/10/2022		(1,544)	(1,553)
	3.700	09/14/2022	10/14/2022		(9,867)	(9,886)
	3.740	09/19/2022	10/20/2022		(6,890)	(6,900)
	3.750	09/23/2022	TBD(3)		(52,321)	(52,375)
	3.790	09/27/2022	10/27/2022		(30,457)	(30,476)
	3.830	09/21/2022	10/21/2022		(18,658)	(18,682)
	3.890	09/19/2022	10/20/2022		(18,204)	(18,231)
	3.940	09/19/2022	10/20/2022		(14,107)	(14,129)
	4.005	08/04/2022	02/03/2023		(544)	(548)
	4.240	09/07/2022	01/06/2023		(20,085)	(20,147)
	4.346	08/26/2022	02/28/2023		(29,368)	(29,502)
BYR	3.580	04/29/2022	10/26/2022		(1,064)	(1,068)
	3.580	08/10/2022	11/10/2022		(410)	(411)
	3.630	09/20/2022	01/20/2023		(44,109)	(44,156)
	3.630	09/26/2022	03/24/2023		(30,621)	(30,639)
	3.630	09/28/2022	03/24/2023		(13,464)	(13,471)
	3.630	09/29/2022	03/24/2023		(202)	(202)
CDC	1.710	04/11/2022	10/11/2022		(223)	(225)
	1.710	04/12/2022	10/11/2022		(91)	(91)
	1.780	04/18/2022	10/14/2022		(6,465)	(6,519)
	2.630	07/06/2022	10/07/2022		(8,153)	(8,206)
	2.720	07/13/2022	10/13/2022		(11,596)	(11,667)
	2.780	07/28/2022	10/14/2022		(2,215)	(2,227)
	2.780	08/25/2022	10/14/2022		(655)	(657)
	2.850	07/22/2022	10/21/2022		(1,608)	(1,618)
	2.950	07/15/2022	10/14/2022		(6,059)	(6,099)
	2.950	07/25/2022	10/14/2022		(3,463)	(3,483)
	3.080	09/07/2022	10/31/2022		(6,182)	(6,196)
	3.230	09/07/2022	10/31/2022		(6,690)	(6,706)
	3.230	09/28/2022	10/31/2022		(1,455)	(1,455)
	3.270	08/12/2022	01/09/2023		(1,287)	(1,293)
	3.310	08/05/2022	11/07/2022		(24,357)	(24,490)
	3.310	09/02/2022	11/07/2022		(272)	(273)
	3.370	09/12/2022	11/14/2022		(12,693)	(12,718)
	3.410	08/15/2022	11/15/2022		(8,581)	(8,621)
	3.410	09/12/2022	11/14/2022		(88)	(88)
	3.440	09/30/2022	10/31/2022		(442)	(442)
	3.630	09/16/2022	11/17/2022		(114)	(115)
	3.990	09/06/2022	03/03/2023		(17,652)	(17,705)
CDI	0.650	08/25/2022	11/24/2022	EUR	(5,076)	(4,978)
CEW	2.400	08/05/2022	TBD(3)	GBP	(10,387)	(11,635)
	3.300	07/18/2022	10/21/2022		$(6,308)	(6,352)
	3.400	07/18/2022	10/21/2022		(5,144)	(5,181)
	3.600	07/20/2022	10/21/2022		(2,105)	(2,121)
	3.780	09/23/2022	TBD(3)		(671)	(671)
	3.800	09/23/2022	TBD(3)		(1,986)	(1,988)
	3.830	09/23/2022	TBD(3)		(604)	(604)
CIB	3.540	09/16/2022	10/17/2022		(1,755)	(1,758)
DBL	0.160	05/25/2022	TBD(3)	EUR	(817)	(799)
	0.170	05/25/2022	TBD(3)		(405)	(397)
	0.260	08/03/2022	11/03/2022		(3,736)	(3,663)
	0.330	08/03/2022	11/03/2022		(874)	(857)
	0.370	08/08/2022	11/07/2022		(15,014)	(14,723)
	0.380	08/08/2022	11/07/2022		(6,218)	(6,098)
	0.430	08/10/2022	11/08/2022		(3,466)	(3,399)
	0.510	08/17/2022	11/15/2022		(325)	(318)
	1.150	09/19/2022	11/22/2022		(8,093)	(7,935)
	4.122	09/06/2022	11/07/2022		$(42,083)	(42,213)
	4.172	09/06/2022	11/07/2022		(21,386)	(21,452)
	4.589	09/22/2022	11/22/2022		(22,933)	(22,965)
	4.639	09/22/2022	11/22/2022		(5,523)	(5,531)
FBF	0.500	09/26/2022	TBD(3)		(1,685)	(1,685)
IND	0.440	07/25/2022	10/25/2022	EUR	(3,074)	(3,015)
	2.000	05/09/2022	11/07/2022		$(455)	(459)
	2.100	05/09/2022	11/07/2022		(1,067)	(1,076)
	2.100	08/05/2022	11/07/2022		(341)	(342)
	2.100	08/15/2022	11/07/2022		(8,250)	(8,274)
	2.100	09/30/2022	11/07/2022		(4,713)	(4,714)
	2.110	05/09/2022	11/07/2022		(1,032)	(1,041)
	2.460	07/06/2022	10/07/2022		(11,107)	(11,175)
	2.470	08/11/2022	11/11/2022	GBP	(858)	(962)
	3.020	09/02/2022	10/25/2022		$(19,763)	(19,815)
	3.050	08/05/2022	11/07/2022		(6,409)	(6,441)
	3.060	08/08/2022	11/07/2022		(300)	(302)
	3.080	08/08/2022	11/07/2022		(1,628)	(1,636)
	3.110	08/08/2022	11/07/2022		(5,015)	(5,040)
	3.120	09/02/2022	10/25/2022		(360)	(361)
	3.310	09/26/2022	10/28/2022		(6,456)	(6,460)
	3.410	09/26/2022	10/28/2022		(4,141)	(4,144)
	3.610	09/15/2022	12/05/2022		(3,296)	(3,302)
	3.650	09/30/2022	11/30/2022		(6,673)	(6,675)
	3.710	09/15/2022	12/05/2022		(4,304)	(4,312)
	3.760	09/15/2022	12/05/2022		(1,357)	(1,359)
JML	(1.750)	09/14/2022	TBD(3)	EUR	(2,002)	(1,960)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

	(0.750)	09/14/2022	TBD(3)		(5,103)	(5,000)
	0.250	09/14/2022	TBD(3)		(1,360)	(1,333)
	0.320	08/12/2022	10/12/2022		(1,353)	(1,326)
	0.350	07/27/2022	10/28/2022		(4,695)	(4,604)
	0.350	08/04/2022	11/04/2022		(1,445)	(1,417)
	0.400	07/29/2022	11/03/2022		(51,495)	(50,506)
	0.400	08/09/2022	11/07/2022		(5,385)	(5,281)
	0.420	08/09/2022	11/07/2022		(1,533)	(1,504)
	0.450	09/19/2022	11/04/2022		(30,534)	(29,930)
	0.470	08/17/2022	11/15/2022		(8,408)	(8,245)
	0.800	09/14/2022	TBD(3)		(15,063)	(14,769)
	0.820	09/14/2022	TBD(3)		(26,183)	(25,672)
	2.150	08/04/2022	11/04/2022	GBP	(1,830)	(2,051)
	2.450	09/08/2022	10/12/2022		(922)	(1,031)
	2.500	07/28/2022	10/28/2022		(5,188)	(5,821)
	2.600	07/28/2022	10/28/2022		(8,502)	(9,540)
	3.300	09/23/2022	11/04/2022		$(7,323)	(7,330)
	3.400	09/23/2022	11/04/2022		(1,593)	(1,594)
	3.400	09/23/2022	TBD(3)		(870)	(870)
	3.450	09/23/2022	TBD(3)		(18,782)	(18,800)
	3.500	09/23/2022	11/04/2022		(35,459)	(35,494)
	3.550	09/23/2022	11/04/2022		(1,644)	(1,645)
JPS	3.330	08/12/2022	11/14/2022		(134)	(135)
	3.480	08/12/2022	11/14/2022		(3,765)	(3,784)
	3.510	08/19/2022	11/08/2022		(3,347)	(3,361)
	3.630	08/02/2022	02/02/2023		(25,044)	(25,201)
	3.660	08/17/2022	11/14/2022		(2,570)	(2,582)
MBC	2.360	07/28/2022	10/28/2022	GBP	(11,034)	(12,376)
	2.470	07/28/2022	10/28/2022		(7,156)	(8,028)
MEI	2.840	07/20/2022	10/24/2022		$(3,166)	(3,185)
	2.840	07/22/2022	10/24/2022		(73)	(73)
	2.870	07/22/2022	10/24/2022		(294)	(296)
	2.890	07/20/2022	10/24/2022		(13,530)	(13,611)
	2.890	08/29/2022	10/24/2022		(1,102)	(1,105)
MSB	3.278	07/14/2022	10/14/2022		(10,141)	(10,215)
	3.328	07/14/2022	10/14/2022		(6,716)	(6,766)
	3.830	09/01/2022	03/01/2023		(3,255)	(3,264)
	3.930	09/23/2022	03/23/2023		(21,708)	(21,727)
	3.980	09/19/2022	03/16/2023		(5,804)	(5,812)
NOM	3.050	09/01/2022	10/03/2022		(6,964)	(6,983)
	3.200	09/13/2022	10/07/2022		(4,565)	(4,573)
	3.350	09/23/2022	TBD(3)		(877)	(878)
	3.650	09/23/2022	10/26/2022		(17,772)	(17,790)
	3.700	09/06/2022	10/06/2022		(13,376)	(13,413)
	3.700	09/23/2022	10/26/2022		(4,902)	(4,907)
	3.950	09/23/2022	TBD(3)		(20,473)	(20,495)
	4.200	10/03/2022	01/03/2023		(6,095)	(6,095)
	4.310	10/03/2022	01/03/2023		(423)	(423)
NXN	3.130	09/30/2022	10/21/2022		(13,575)	(13,579)
RBC	3.120	07/11/2022	10/11/2022		(3,199)	(3,222)
	4.230	09/23/2022	10/21/2022		(22,253)	(22,275)
	4.580	09/12/2022	01/12/2023		(84,020)	(84,211)
RCE	(6.750)	06/30/2022	TBD(3)	EUR	(724)	(694)
	(0.750)	06/30/2022	TBD(3)		(2,182)	(2,127)
	(0.750)	09/13/2022	TBD(3)		(1,124)	(1,100)
	0.250	05/27/2022	TBD(3)		(6,096)	(5,952)
	0.250	06/30/2022	TBD(3)		(9,549)	(9,333)
	0.800	06/30/2022	TBD(3)		(19,413)	(19,003)
	1.180	08/22/2022	10/28/2022		(3,621)	(3,554)
	1.563	09/22/2022	12/16/2022		(7,826)	(7,673)
RCY	4.170	09/16/2022	01/17/2023		$(11,427)	(11,450)
RDR	3.010	09/01/2022	10/31/2022		(10,655)	(10,683)
	3.010	09/02/2022	10/31/2022		(1,969)	(1,974)
	3.070	08/04/2022	11/04/2022		(9,150)	(9,197)
	3.160	08/09/2022	11/10/2022		(2,370)	(2,382)
	3.330	09/26/2022	10/26/2022		(29,285)	(29,304)
	3.480	09/26/2022	10/26/2022		(911)	(912)
RTA	3.930	07/06/2022	10/06/2022		(10,720)	(10,783)
	3.930	09/01/2022	10/03/2022		(4,356)	(4,370)
	3.960	10/03/2022	02/03/2023		(4,318)	(4,318)
	3.980	07/01/2022	10/03/2022		(5,581)	(5,617)
	4.080	10/03/2022	01/03/2023		(5,207)	(5,207)
SCX	0.060	07/19/2022	10/18/2022	EUR	(4,484)	(4,395)
	0.230	07/19/2022	10/18/2022		(1,271)	(1,246)
	0.310	08/08/2022	11/07/2022		(18,384)	(18,026)
	0.420	08/17/2022	11/15/2022		(1,443)	(1,415)
SGY	2.710	09/30/2022	10/12/2022		$(206)	(206)
	3.100	09/30/2022	10/28/2022		(3,542)	(3,543)
	3.150	09/30/2022	11/04/2022		(19,536)	(19,542)
SOG	2.580	07/05/2022	10/06/2022		(3,119)	(3,139)
	2.590	07/06/2022	10/12/2022		(679)	(683)
	2.680	07/05/2022	10/06/2022		(144)	(145)
	2.710	07/06/2022	10/12/2022		(18,757)	(18,883)
	2.710	07/11/2022	10/12/2022		(5,100)	(5,133)
	2.710	09/30/2022	10/12/2022		(3,159)	(3,160)
	2.750	07/08/2022	10/14/2022		(24,704)	(24,868)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

	2.860	07/13/2022	10/13/2022		(12,526)	(12,608)
	2.980	07/25/2022	10/25/2022		(1,867)	(1,877)
	3.030	08/04/2022	11/04/2022		(1,716)	(1,725)
	3.100	07/25/2022	10/25/2022		(2,175)	(2,188)
	3.100	07/28/2022	10/28/2022		(6,983)	(7,023)
	3.140	08/03/2022	11/02/2022		(2,843)	(2,858)
	3.140	09/12/2022	11/02/2022		(477)	(478)
	3.150	08/04/2022	11/04/2022		(17,365)	(17,456)
	3.190	08/08/2022	11/10/2022		(3,784)	(3,803)
	3.200	07/29/2022	10/31/2022		(1,575)	(1,584)
	3.200	08/01/2022	10/31/2022		(2,710)	(2,725)
	3.200	08/05/2022	11/07/2022		(7,592)	(7,632)
	3.200	08/11/2022	10/31/2022		(857)	(862)
	3.250	08/12/2022	11/14/2022		(21,507)	(21,608)
	3.250	09/14/2022	11/14/2022		(229)	(230)
	3.430	09/19/2022	10/20/2022		(21,406)	(21,435)
	3.485	08/03/2022	11/02/2022		(57,158)	(57,496)
	3.490	08/31/2022	11/30/2022		(27,425)	(27,513)
	3.505	07/29/2022	10/28/2022		(11,307)	(11,379)
	3.556	08/09/2022	11/10/2022		(12,690)	(12,759)
	3.606	08/09/2022	11/10/2022		(19,099)	(19,204)
	4.079	09/23/2022	11/23/2022		(6,160)	(6,167)
	4.266	08/24/2022	02/27/2023		(20,397)	(20,494)
	4.266	08/25/2022	02/27/2023		(9,283)	(9,326)
	4.360	09/30/2022	01/30/2023		(2,847)	(2,848)
	4.390	09/27/2022	01/27/2023		(2,220)	(2,222)
	4.486	09/16/2022	01/13/2023		(2,056)	(2,060)
	4.536	09/16/2022	01/13/2023		(7,223)	(7,238)
TDM	3.240	09/23/2022	TBD(3)		(5,173)	(5,177)
UBS	0.640	08/17/2022	11/16/2022	EUR	(1,764)	(1,730)
	0.675	08/17/2022	11/16/2022		(8,748)	(8,581)
	0.800	08/25/2022	11/24/2022		(2,613)	(2,563)
	0.875	08/16/2022	11/16/2022		(5,027)	(4,932)
	0.897	08/31/2022	11/30/2022		(2,100)	(2,059)
	2.330	08/05/2022	11/07/2022	GBP	(2,223)	(2,492)
	2.700	07/01/2022	10/03/2022		$(7,707)	(7,762)
	2.700	09/27/2022	10/03/2022		(220)	(221)
	2.700	09/28/2022	10/03/2022		(3,207)	(3,209)
	2.750	07/01/2022	10/03/2022		(42,714)	(43,021)
	2.900	07/12/2022	10/12/2022		(150)	(151)
	2.900	07/13/2022	10/13/2022		(537)	(540)
	2.900	07/14/2022	10/14/2022		(8,739)	(8,796)
	2.900	09/30/2022	10/14/2022		(12,543)	(12,546)
	3.116	07/08/2022	10/13/2022		(10,778)	(10,859)
	3.120	07/07/2022	10/07/2022		(7,677)	(7,736)
	3.170	07/20/2022	10/25/2022		(23,878)	(24,035)
	3.190	08/02/2022	11/02/2022		(7,222)	(7,261)
	3.220	08/05/2022	11/07/2022		(3,362)	(3,380)
	3.220	09/30/2022	11/07/2022		(1,110)	(1,110)
	3.260	07/29/2022	10/31/2022		(9,893)	(9,952)
	3.270	08/09/2022	11/10/2022		(2,999)	(3,014)
	3.490	08/03/2022	11/02/2022		(16,992)	(17,092)
	3.520	09/23/2022	11/02/2022		(10,265)	(10,275)
	3.523	07/20/2022	10/25/2022		(46,972)	(47,316)
	3.527	07/19/2022	10/24/2022		(51,198)	(51,579)
	3.623	07/20/2022	10/25/2022		(4,775)	(4,811)
	3.920	08/12/2022	02/13/2023		(40,965)	(41,197)
	4.060	09/15/2022	01/13/2023		(1,544)	(1,547)
	4.100	09/15/2022	01/17/2023		(4,597)	(4,606)
	4.134	09/02/2022	01/04/2023		(53,009)	(53,198)
	4.170	09/07/2022	01/06/2023		(27,691)	(27,774)
	4.220	09/19/2022	01/19/2023		(3,803)	(3,809)
	4.284	09/02/2022	01/04/2023		(1,925)	(1,932)
	4.320	09/19/2022	01/19/2023		(38,721)	(38,786)
	4.380	10/03/2022	02/03/2023		(21,252)	(21,252)
	4.430	10/03/2022	02/03/2023		(30,473)	(30,473)
	4.570	09/16/2022	01/17/2023		(16,868)	(16,904)

Total Reverse Repurchase Agreements						$(3,419,956)

(n)					Securities with an aggregate market value of $3,986,078 and cash of $87,975 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(3,572,813) at a weighted average interest rate of 2.384%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(o)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	179	$(42,857)	$693	$16	$0
3-Month SOFR Active Contract December Futures	03/2025	93	(22,393)	335	18	0
3-Month SOFR Active Contract December Futures	03/2026	102	(24,596)	354	22	0
3-Month SOFR Active Contract June Futures	09/2024	117	(28,106)	440	19	0
3-Month SOFR Active Contract June Futures	09/2025	94	(22,658)	333	20	0
3-Month SOFR Active Contract March Futures	06/2024	155	(37,173)	591	19	0
3-Month SOFR Active Contract March Futures	06/2025	85	(20,481)	304	17	0
3-Month SOFR Active Contract March Futures	06/2026	95	(22,907)	326	21	0
3-Month SOFR Active Contract September Futures	12/2024	108	(25,977)	399	19	0
3-Month SOFR Active Contract September Futures	12/2025	76	(18,324)	266	16	0

Total Futures Contracts	$4,041	$187	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	12/20/2025	2.747%	EUR	100	$(4)	$(1)	$(5)	$0	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	5.429	$3,800	(38)	19	(19)	0	(8)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.702	2,100	(7)	(18)	(25)	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2025	6.300	400	(30)	19	(11)	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	12.473	EUR	600	38	(148)	(110)	1	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	12.466	12,613	637	(3,122)	(2,485)	87	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	1,300	(94)	7	(87)	0	(3)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185	15,000	(1,729)	387	(1,342)	12	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	21,400	(1,566)	(811)	(2,377)	0	(3)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	4.774	35,000	(2,182)	(2,412)	(4,594)	0	(33)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.983	7,500	(628)	(499)	(1,127)	0	(9)

$(5,603)	$(6,579)	$(12,182)	$100	$(56)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$7,681	$8,016	$219	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	47,600	(1,113)	27,799	26,686	0	(131)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$189,000	(13)	2,795	2,782	139	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	94,800	10	1,427	1,437	62	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,100	7	401	408	25	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	11,200	21	(1,259)	(1,238)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	98,500	(2,199)	17,632	15,433	325	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	25,100	(2,442)	8,530	6,088	310	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	7,800	0	(19)	(19)	3	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025	5,200	0	(12)	(12)	2	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025	6,400	0	(10)	(10)	2	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		17,400	0	14	14	6	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		28,900	0	31	31	11	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		14,600	0	19	19	5	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		14,300	0	19	19	5	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		29,100	0	40	40	11	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		9,400	0	(17)	(17)	6	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		4,700	0	(8)	(8)	3	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		4,700	0	(7)	(7)	3	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		2,400	0	2	2	2	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		10,500	0	8	8	7	0
Receive	1-Year BRL-CDI	11.788	Maturity	01/04/2027		599,100	0	(967)	(967)	0	(389)
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		25,100	0	40	40	16	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		437,000	0	1,026	1,026	284	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$7,100	(19)	15	(4)	2	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		30,600	(284)	(168)	(452)	0	(14)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		152,800	2,868	(7,354)	(4,486)	0	(88)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		184,100	(3,836)	(19,531)	(23,367)	0	(507)
Pay	3-Month USD-LIBOR	0.660	Semi-Annual	12/21/2026		483,000	(86)	(64,774)	(64,860)	0	(1,470)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		303,000	7,433	(34,480)	(27,047)	0	(912)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		13,450	0	1,517	1,517	40	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		53,800	(185)	(5,353)	(5,538)	0	(159)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		209,400	(15,186)	(7,564)	(22,750)	0	(707)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		91,250	1,072	(7,300)	(6,228)	0	(332)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		660	(33)	(86)	(119)	221	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,200	(489)	(218)	(707)	0	(31)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		16,600	(254)	2,895	2,641	65	0
Receive	3-Month USD-LIBOR	0.930	Semi-Annual	12/19/2038		142,200	381	48,418	48,799	816	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043		1,300	(4)	173	169	12	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		3,800	(52)	506	454	37	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,100	287	204	491	34	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,200	(9)	312	303	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		20,500	(33)	4,284	4,251	236	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		63,900	(3,148)	28,998	25,850	645	(198)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		44,700	8,405	8,967	17,372	483	0
Pay	3-Month ZAR-JIBAR	5.873	Quarterly	05/12/2026	ZAR	882,000	(16)	(3,880)	(3,896)	34	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	3,881	4,254	0	(56)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	232	231	0	(2)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	923	1,062	26	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	204	188	6	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		34,600	2,992	10,364	13,356	438	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		15,700	1,969	895	2,864	219	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	292,200	35	(402)	(367)	0	(7)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		173,000	(3)	(214)	(217)	0	(4)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		63,800	0	76	76	0	(1)
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		32,100	0	39	39	0	(1)
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		11,300	0	13	13	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		7,600	0	13	13	0	(1)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		4,700	0	5	5	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		2,300	9	3	12	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		9,500	39	12	51	0	(1)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		2,400	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		5,600	0	9	9	0	(1)

							$(3,046)	$26,802	$23,756	$4,773	$(5,047)

Total Swap Agreements							$(8,649)	$20,223	$11,574	$4,873	$(5,103)

Cash of $105,334 have been pledged as collateral under the terms of the above master agreements as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2022	GBP	4,450		$5,030	$62	$0
	10/2022	PEN	8,587		2,233	77	0
	10/2022		$2,162	PEN	8,587	0	(6)
	11/2022		24		92	0	(1)
	11/2022		1,755	ZAR	27,731	0	(228)
	12/2022	CNY	27,516		$3,991	99	0
	03/2023		$6,436	ZAR	113,635	0	(244)
	05/2023	PEN	1,100		$280	9	0
BPS	10/2022	BRL	491,348		94,562	3,476	0
	10/2022	EUR	9,683		9,688	198	0
	10/2022	GBP	10,616		12,075	222	0
	10/2022	PEN	10,080		2,469	0	(61)
	10/2022	PLN	77,913		16,776	1,089	0
	10/2022		$90,879	BRL	491,348	206	0
	10/2022		6,596	GBP	6,001	172	(67)
	10/2022		12,600	MXN	255,019	56	0
	11/2022	IDR	392,731,104		$26,057	294	0
	11/2022		$2,471	CAD	3,191	0	(162)
	11/2022		6,291	IDR	93,863,908	0	(135)
	11/2022		17,010	NOK	163,506	0	(1,985)
	11/2022		46	PEN	178	0	(1)
	11/2022	ZAR	15,901		$985	110	0
	12/2022	CNH	20,487		2,963	91	0
	12/2022	MXN	255,019		12,405	0	(62)
	12/2022		$2,963	CNY	20,472	0	(68)
BRC	11/2022		745	ZAR	11,119	0	(133)
	11/2022	ZAR	10,948		$682	79	0
	02/2023		$655	ZAR	10,843	0	(62)
CBK	10/2022	BRL	491,348		$90,879	0	(206)
	10/2022	EUR	6,171		6,278	230	0
	10/2022	PEN	82,699		21,254	495	0
	10/2022		$95,422	BRL	491,348	0	(4,336)
	10/2022		1,950	EUR	1,996	7	0
	10/2022		2,675	GBP	2,346	6	(62)
	10/2022		23,935	PEN	92,778	0	(646)
	11/2022	AUD	444		$313	28	0
	11/2022	BRL	60,783		11,633	446	0
	11/2022	PEN	10,060		2,596	86	0
	11/2022		$4,568	PEN	18,129	0	(38)
	12/2022	CNH	8,005		$1,158	35	0
	12/2022	MXN	337,369		16,547	0	(4)
	12/2022	PEN	50,243		12,857	351	0
	12/2022		$1,158	CNY	8,001	0	(26)
	12/2022		5,626	PEN	22,625	123	(114)
	04/2023		3,864		15,261	0	(102)
DUB	10/2022	CZK	8,457		$341	4	0
	10/2022		$35,936	MXN	748,084	1,052	0
	10/2022		1,052	RUB	101,394	642	0
	12/2022		8,304	ZAR	130,464	0	(1,139)
GLM	10/2022	CZK	4,684		$188	2	0
	10/2022	PEN	10,202		2,653	92	0
	10/2022		$95	CNH	662	0	(2)
	10/2022		5,840	EUR	5,866	0	(91)
	10/2022		11,191	MXN	229,074	177	0
	10/2022		2,568	PEN	10,202	0	(7)
	10/2022		2,643	RUB	250,252	1,616	0
	12/2022		1,545	PEN	6,153	0	(13)
JPM	10/2022	HUF	166,228		$397	13	0
	10/2022		$1,833	EUR	1,832	0	(38)
	11/2022		4,107	IDR	61,667,506	0	(62)
	11/2022		44	INR	3,525	0	(1)
MBC	10/2022	PEN	7,886		$2,049	69	0
	10/2022		$2,057	EUR	2,149	49	0
	10/2022		4,521	GBP	4,173	163	(25)
	10/2022		1,985	PEN	7,887	0	(6)
	11/2022	CHF	1,516		$1,616	74	0
	12/2022	CNH	10,346		1,482	32	0
	12/2022		$1,482	CNY	10,314	0	(24)
MYI	10/2022	EUR	24,505		$24,930	914	0
	10/2022	MXN	9,568		465	0	(8)
	10/2022		$175,756	GBP	162,361	5,529	0
	10/2022	ZAR	7,333		$406	1	0
	11/2022	GBP	162,361		175,859	0	(5,540)
	11/2022		$8,808	EUR	9,050	79	0
	11/2022		3,316	IDR	49,055,380	0	(98)
	12/2022	CNH	4,659		$668	14	0
	12/2022	CNY	20,822		3,040	96	0
	12/2022		$668	CNY	4,644	0	(11)
RBC	10/2022	GBP	2,983		$3,451	120	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

11/2022	$6	PEN	24	0	0
12/2022	MXN	155,237	$7,590	0	(36)
RYL	10/2022	$2,570	GBP	2,265	0	(41)
SCX	10/2022	65	CLP	61,098	0	(2)
10/2022	690	ZAR	11,223	0	(71)
11/2022	2,172	CAD	2,791	0	(152)
11/2022	10,135	IDR	152,044,139	0	(162)
11/2022	6,877	NOK	66,662	0	(751)
12/2022	CNH	5,190	$744	16	0
12/2022	$744	CNY	5,176	0	(12)
12/2022	17	PEN	67	0	0
SOG	10/2022	EUR	460,056	$462,970	12,092	0
10/2022	$470,475	EUR	490,721	10,457	0
11/2022	CHF	3,644	$3,851	143	0
11/2022	EUR	490,721	471,430	0	(10,461)
TOR	10/2022	MXN	484,093	24,217	193	0
11/2022	$2,710	CAD	3,490	0	(184)
UAG	10/2022	GBP	156,324	$181,887	7,343	0
10/2022	$4,710	ZAR	81,050	0	(237)
11/2022	GBP	10,022	$10,877	0	(320)
11/2022	$2,787	IDR	41,473,959	0	(66)

Total Forward Foreign Currency Contracts	$49,029	$(28,309)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BYL	Banca Monte Dei Paschi Di	5.000%	Quarterly	12/20/2022	9.667%	EUR	5,700	$(182)	$135	$0	$(47)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$23,084	$(20,547)	$15,107	$0	$(5,440)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	5,456	(1,086)	715	0	(371)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,839	(532)	324	0	(208)

$(22,165)	$16,146	$0	$(6,019)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	03/20/2023	$200	$0	$(3)	$0	$(3)
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	100	(1)	(2)	0	(3)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	800	(3)	(35)	0	(38)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	1,000	(5)	(34)	0	(39)

$(9)	$(74)	$0	$(83)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	59,900	$24	$245	$269	$0

Total Swap Agreements	$(22,332)	$16,452	$269	$(6,149)

(q)

Securities with an aggregate market value of $11,299 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$992,960	$420,359	$1,413,319
Corporate Bonds & Notes
Banking & Finance	0	441,928	39,401	481,329
Industrials	0	936,938	57,491	994,429
Utilities	0	283,616	0	283,616
Convertible Bonds & Notes
Banking & Finance	0	8,613	0	8,613
Industrials	0	18,352	25,123	43,475
Municipal Bonds & Notes
Illinois	0	652	0	652
Puerto Rico	0	25,519	0	25,519
West Virginia	0	26,819	0	26,819
U.S. Government Agencies	0	97,084	0	97,084
Non-Agency Mortgage-Backed Securities	0	1,633,874	22,468	1,656,342
Asset-Backed Securities	0	1,290,528	257,472	1,548,000
Sovereign Issues	0	105,682	0	105,682
Common Stocks
Communication Services	21,464	0	0	21,464
Consumer Discretionary	3	0	0	3
Energy	5,711	0	667	6,378
Financials	1,118	0	49,040	50,158
Industrials	0	263	15,974	16,237
Utilities	0	0	12,603	12,603
Rights
Financials	0	0	800	800
Warrants
Financials	0	0	962	962
Industrials	0	0	526	526
Information Technology	0	0	50,085	50,085
Preferred Securities
Banking & Finance	0	134,430	0	134,430
Industrials	0	2,231	156,184	158,415
Utilities	0	0	34,004	34,004
Real Estate Investment Trusts
Real Estate	36,587	0	0	36,587
Short-Term Instruments
Repurchase Agreements	0	240,400	0	240,400
Argentina Treasury Bills	0	943	0	943
U.S. Treasury Bills	0	56,251	0	56,251

Total Investments	$64,883	$6,297,083	$1,143,159	$7,505,125

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	109,140	109,140

Total Investments	$64,883	$6,297,083	$1,252,299	$7,614,265

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,060	0	5,060
Over the counter	0	49,029	269	49,298

	$0	$54,089	$269	$54,358
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,103)	0	(5,103)
Over the counter	0	(34,458)	0	(34,458)

	$0	$(39,561)	$0	$(39,561)

Total Financial Derivative Instruments	$0	$14,528	$269	$14,797

Totals	$64,883	$6,311,611	$1,252,568	$7,629,062

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$560,306	$54,456	$(12,786)	$2,939	$(1,105)	$(6,614)	$50,988	$(227,825)	$420,359	$(6,603)
Corporate Bonds & Notes
Banking & Finance	40,468	0	0	0	0	(1,067)	0	0	39,401	(1,067)
Industrials	258,893	3	(1,192)	237	0	(18,682)	0	(181,768)	57,491	(10,888)
Convertible Bonds & Notes
Industrials	0	0	0	0	0	0	25,123	0	25,123	0
Non-Agency Mortgage-Backed Securities	9,526	15,036	(1,300)	0	(72)	(722)	0	0	22,468	(772)
Asset-Backed Securities	303,604	1,599	(5,901)	192	(2,566)	(36,038)	0	(3,418)	257,472	(36,305)
Common Stocks
Energy	280	0	0	0	0	387	0	0	667	387
Financials	49,040	0	0	0	0	0	0	0	49,040	0
Industrials	15,352	0	0	0	0	885	0	(263)	15,974	995
Materials	2,646	0	(2,897)	0	2,897	(2,646)	0	0	0	0
Utilities	11,252	0	0	0	0	1,351	0	0	12,603	1,351
Rights
Financials	895	0	0	0	0	(95)	0	0	800	(95)
Warrants
Financials	951	0	0	0	0	11	0	0	962	11
Industrials	1,682	0	0	0	0	(1,156)	0	0	526	(1,156)
Information Technology	67,297	0	0	0	0	(17,212)	0	0	50,085	(17,212)
Preferred Securities
Industrials	132,091	0	0	0	0	24,093	0	0	156,184	24,093
Utilities	33,921	0	0	0	0	83	0	0	34,004	83

	$1,488,204	$71,094	$(24,076)	$3,368	$(846)	$(57,422)	$76,711	$(413,274)	$1,143,159	$(47,178)

Investments in Securities, at Value
Common Stocks
Affiliated Investments	104,203	0	0	0	0	4,937	0	0	109,140	4,937

Financial Derivative Instruments - Assets
Over the counter	$605	$0	$0	$0	$0	$(336)	$0	$0	$269	$(336)

Totals	$1,593,012	$71,094	$(24,076)	$3,368	$(846)	$(52,821)	$76,111	$(413,274)	$1,252,568	$(42,577)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$19,554	Discounted Cash Flow			Discount Spread			3.580	—
		237,883	Discounted Cash Flow			Discount Rate			4.193 - 13.500	8.083
		7	Expected Recovery			Price			100.000	—
		63,890	Indicative Market Quotation			Price			7.510 - 99.000	94.800
		99,025	Third Party Vendor			Broker Quote			35.000 - 103.500	78.418
Corporate Bonds & Notes
Banking & Finance		39,401	Discounted Cash Flow			Discount Rate			7.430	—
Industrials		2,525	Discounted Cash Flow			Discount Rate			6.020 - 13.880	6.582
		2	Indicative Market Quotation			Price			0.000	—
		54,964	Reference Instrument			Weighted Average		BRL	37.290	—
Convertible Bonds & Notes
Industrials		25,123	Other Valuation Techniques(3)			-			-	—
Non-Agency Mortgage-Backed Securities		7,981	Discounted Cash Flow			Discount Rate			6.500	—
		14,487	Proxy Pricing			Base Price			96.000	—
Asset-Backed Securities		255,852	Discounted Cash Flow			Discount Rate			9.000 - 23.000	13.463
		23	Expected Recovery			Recovery Rate			13.000	—
		1,597	Proxy Pricing			Base Price			99.800 - 48,000.000	48,000.000
Common Stocks
Energy		640	Market Comparable Valuation			EBITDA Multiple		X	4.800	—
		27	Recent Transaction			Price			$0.108	—
Financials		49,040	Indicative Market Quotation			Price			$28.000	—
Industrials		14,649	Discounted Cash Flow			Discount Rate			13.547	—
		1,325	Discounted Cash Flow/ Comp Multiple			Forward EBITDA/Discount Rate		X/X/%	2.000/2.100/24.200	—

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2022 (Unaudited)

Utilities	12,603	Indicative Market Quotation	Price	X	27.750	—
Rights
Financials	800	Other Valuation Techniques(3)	-		-	—
Warrants
Financials	48	Indicative Market Quotation	Price		$2.250 - 3.750	3.544
	915	Other Valuation Techniques(3)	-		-	—
Industrials	526	Market Comparable Valuation	Earnings Multiple	X	11.809	—
Information Technology	50,084	Market Comparable Valuation	EBITDA Multiple	X	3.800	—
Preferred Securities
Industrials	30,582	Discounted Cash Flow/Comparable Companies	Discount Rate/TBV Multiple	%/X	22.980/0.280	—
	125,602	Market Comparable Valuation	Earnings Multiple	X	11.809	—
Utilities	34,004	Discounted Cash Flow	Discount Rate		5.800	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	109,137	Discounted Cash Flow/ Comp Multiple	Ltm Revenue/Ltm EBITDA/Discount	X/X/%	0.460/3.500/10.000	—
	3	Expected Recovery	Price		$0.000(4)	—
Financial Derivative Instruments – Assets
Over the counter	269	Indicative Market Quotation	Broker Quote		3.183	—

Total	$1,252,568

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(4)		0.0001 Input Value.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC and PDILS I LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets
PCILS I LLC	03/07/2013	0.7%
PDILS I LLC	03/12/2013	0.6%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2022 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2022	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2022	Dividend Income	Shares Held at 09/30/2022
Neiman Marcus Group Ltd. LLC	104,200	0	0	0	4,937	109,137	0	602,840
Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	FBF	Credit Suisse International	NXN	Natixis New York
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BYL	Barclays Bank PLC London Branch	JPM	JP Morgan Chase Bank N.A.	RYL	NatWest Markets Plc
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SGY	Societe Generale, NY
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	SOG	Societe Generale Paris
CDI	Natixis Singapore	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	NOM	Nomura Securities International, Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso
AUD	Australian Dollar	CZK	Czech Koruna	NOK	Norwegian Krone
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	PLN	Polish Zloty
CHF	Swiss Franc	HUF	Hungarian Forint	RUB	Russian Ruble
CLP	Chilean Peso	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	PENAA	Penultimate AAA Sub-Index
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01Y	1 Year USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR001M	1 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EUR002M	2 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	WIBOR06M	6 Month Warsaw Inter Bank Offering Rate
EUR003M	3 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company